Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2023 (Insured by BAM)	$1,050,000	$1,120,308
Alabama Housing Finance Authority,
1.500%, 11/01/2022 (Mandatory Tender Date 05/01/2022) (1)	775,000	772,884
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	728,501
Alabama Special Care Facilities Financing Authority:
1.500%, 10/01/2027 (Mandatory Tender Date 05/01/2020) (1)	320,000	319,926
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	340,000	340,119
Black Belt Energy Gas District:
4.000%, 04/01/2026	370,000	394,905
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	970,000	980,748
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	695,000	709,143
1.560%, 12/01/2048 (1 Month LIBOR USD + 0.900%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,500,000	1,494,810
4.000%, 10/01/2049 (Callable 07/01/2026)(Mandatory Tender Date 10/01/2026) (1)	3,000,000	3,144,720
Calera Waterworks Board,
2.400%, 02/01/2026 (Callable 05/01/2020)	485,000	485,121
Chilton County Health Care Authority:
3.000%, 11/01/2021	560,000	570,685
5.000%, 11/01/2024	825,000	935,525
City of Opelika AL,
3.000%, 10/01/2022	445,000	458,306
City of Phenix AL:
3.000%, 08/15/2021 (Insured by BAM)	385,000	393,166
3.000%, 08/15/2022 (Insured by BAM)	500,000	512,730
3.000%, 08/15/2023 (Insured by BAM)	100,000	103,320
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	655,643
County of Morgan AL:
3.000%, 04/01/2022	135,000	138,029
4.000%, 04/01/2023	210,000	224,624
4.000%, 04/01/2024	220,000	240,049
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	284,756
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	26,126
4.000%, 03/01/2023 (Insured by BAM)	100,000	106,842
5.000%, 03/01/2024 (Insured by BAM)	115,000	129,802
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	100,000	104,205
Lauderdale County Agriculture Center Authority:
2.000%, 07/01/2020	430,000	430,778
2.000%, 07/01/2021	440,000	443,687
2.000%, 07/01/2022	450,000	454,347
5.000%, 07/01/2024	495,000	566,201
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	559,904
5.000%, 07/01/2026 (Callable 07/01/2024)	545,000	621,910
5.000%, 07/01/2027 (Callable 07/01/2024)	570,000	647,514
5.000%, 07/01/2028 (Callable 07/01/2024)	600,000	677,682
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	386,070
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	959,420
Montgomery Waterworks & Sanitation,
5.000%, 03/01/2025 (Pre-refunded to 03/01/2022)	150,000	161,196
Morgan County Board of Education:
2.500%, 03/01/2025 (Callable 03/01/2022)	1,165,000	1,183,838
2.700%, 03/01/2027 (Callable 03/01/2022)	865,000	880,276
Pickens County Water Authority:
3.000%, 01/01/2021 (Insured by BAM)	145,000	146,489
3.000%, 01/01/2022 (Insured by BAM)	145,000	148,280
3.000%, 01/01/2023 (Insured by BAM)	155,000	160,127
3.000%, 01/01/2024 (Insured by BAM)	100,000	104,358
3.000%, 01/01/2025 (Insured by BAM)	160,000	168,445
Southeast Alabama Gas Supply District,
1.390%, 04/01/2049 (SIFMA Municipal Swap Index + 0.650%) (Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	2,000,000	1,936,580
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	1,040,000	1,092,260
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	760,000	770,480
Total Alabama (Cost $28,269,613)		27,874,835	2.7%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	10,000,000	10,776,800
4.000%, 12/01/2048 (Callable 06/01/2027)	1,355,000	1,458,210
Alaska Industrial Development & Export Authority:
3.500%, 12/01/2020 (Callable 05/01/2020)	1,550,000	1,551,922
5.000%, 10/01/2022	550,000	595,733
5.000%, 10/01/2023	600,000	668,070
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,590,000	6,649,137
Total Alaska (Cost $21,740,638)		21,699,872	2.1%

Arizona
Arizona Health Facilities Authority,
2.590%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%) (Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	100,000	103,078
Arizona Industrial Development Authority:
4.000%, 07/01/2020 (Insured by SD CRED PROG)	160,000	160,984
5.000%, 11/01/2020	165,000	168,750
3.375%, 07/01/2021 (3)	185,000	182,362
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	169,123
5.000%, 11/01/2021	225,000	237,762
2.500%, 05/01/2022 (Insured by AGM) (3)	11,551,609	11,588,228
4.000%, 05/01/2022	300,000	303,738
3.000%, 07/01/2022 (3)	100,000	96,555
5.000%, 11/01/2022	400,000	435,792
5.000%, 02/01/2023 (6)	1,000,000	1,080,550
4.000%, 08/01/2023 (3)	705,000	692,677
5.000%, 11/01/2023	250,000	280,117
5.000%, 11/01/2024	500,000	575,275
5.000%, 05/01/2025	405,000	431,050
4.625%, 08/01/2028 (3)	375,000	368,494
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	960,358
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	265,000	270,027
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	50,446
Glendale Industrial Development Authority,
4.000%, 05/15/2026 (Callable 05/15/2024)	115,000	119,759
Industrial Development Authority of the County of Pima:
4.950%, 10/01/2020	760,000	765,647
4.000%, 07/01/2021	245,000	250,816
4.000%, 07/01/2022	105,000	107,882
4.000%, 07/01/2023	265,000	274,675
La Paz County Industrial Development Authority,
5.000%, 02/15/2021 (3)	100,000	102,509
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	40,000	39,189
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	144,675
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,000,000	1,142,350
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	2,873,475
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	165,000	166,825
Total Arizona (Cost $24,359,446)		24,143,168	2.4%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	215,970
City of Bentonville AR,
2.625%, 11/01/2027 (Callable 11/01/2025)	20,000	20,024
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	37,009
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	2,500,000	2,560,725
3.050%, 01/01/2047 (Callable 01/01/2027)	615,000	633,671
City of Heber Springs AR:
3.000%, 11/01/2021 (Insured by BAM)	55,000	56,580
3.000%, 11/01/2022 (Insured by BAM)	50,000	51,886
3.000%, 11/01/2023 (Insured by BAM)	40,000	41,899
City of Hot Springs AR,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	277,884
City of Jacksonville AR,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	113,311
City of Little Rock AR:
3.000%, 10/01/2021	100,000	102,799
2.375%, 04/01/2028 (Callable 10/01/2022)	715,000	730,694
City of Lonoke AR,
5.000%, 06/01/2023	160,000	177,851
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	345,000	345,580
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	240,000	244,522
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	485,000	497,110
City of North Little Rock AR:
5.000%, 11/01/2021	310,000	327,332
5.000%, 11/01/2024	305,000	350,482
5.000%, 11/01/2025	510,000	599,837
5.000%, 11/01/2026	535,000	642,433
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	510,000	529,462
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,785,000	1,875,339
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	405,000	422,310
City of Springdale AR:
5.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	150,000	164,642
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	805,000	821,905
Conway Health Facilities Board:
5.000%, 08/01/2021	450,000	467,204
5.000%, 08/01/2023	500,000	545,455
5.000%, 08/01/2024	410,000	457,453
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,525,000	1,558,138
Dumas Arkansas School District No. 6:
1.400%, 02/01/2022 (Insured by ST AID)	235,000	234,955
1.450%, 02/01/2023 (Callable 08/01/2022)(Insured by ST AID)	245,000	244,971
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	245,000	245,149
Foreman School District No. 25,
2.250%, 02/01/2024 (Callable 05/01/2020)(Insured by ST AID)	250,000	250,130
Jackson County Special School District,
1.500%, 02/01/2022 (Insured by ST AID)	175,000	175,409
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	103,298
National Park College District:
3.000%, 05/01/2021	210,000	213,452
3.000%, 05/01/2022	115,000	118,319
3.000%, 05/01/2023	65,000	67,501
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	375,000	398,111
Pulaski County Special School District,
3.250%, 02/01/2029 (Pre-refunded to 02/01/2021)(Insured by ST AID)	50,000	50,882
Siloam Springs School District No. 21,
3.000%, 06/01/2022 (Callable 04/06/2020)(Insured by ST AID)	500,000	500,105
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	497,364
4.000%, 03/01/2023 (Insured by AGM)	235,000	250,663
4.000%, 03/01/2024 (Insured by AGM)	245,000	267,567
4.000%, 03/01/2024 (Insured by AGM)	175,000	190,424
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST AID)	250,000	252,845
2.000%, 04/01/2024 (Insured by ST AID)	130,000	131,977
Total Arkansas (Cost $18,671,303)		19,062,629	1.9%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	101,169
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (5)	150,000	187,702
California Health Facilities Financing Authority,
5.000%, 04/01/2020	65,000	65,000
California Infrastructure & Economic Development Bank,
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,000,000	1,009,520
California Municipal Finance Authority:
5.000%, 08/01/2020	580,000	583,289
5.000%, 08/01/2021	400,000	407,768
5.000%, 08/01/2021	610,000	623,444
5.000%, 08/01/2022	400,000	412,752
5.000%, 08/01/2022	640,000	663,456
5.000%, 08/01/2023	670,000	703,024
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	75,000	77,050
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	165,000	168,666
3.500%, 11/01/2021 (Callable 04/21/2020)(Insured by CA MTG)	70,000	70,137
3.000%, 07/01/2026 (Callable 01/01/2021)(Insured by CA MTG)	625,000	629,681
2.440%, 04/01/2028 (Insured by NATL) (1)(7)	400,000	400,000
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	330,000	132,185
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	65,608
Ceres Unified School District,
0.000%, 08/01/2034 (Pre-refunded to 08/01/2020)	300,000	111,264
City of Redding CA,
12.842%, 07/01/2022 (ETM)(Insured by NATL) (1)(7)	95,000	95,000
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	105,000	99,431
Corona-Norco Unified School District,
0.000%, 08/01/2024 (5)	30,000	32,587
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,490,000	2,693,184
Emery Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	505,000	185,421
Folsom Cordova Unified School District School Facilities Improvement Dist No. 3,
0.000%, 10/01/2020 (Insured by AGC)	220,000	218,618
Fresno Unified School District:
0.000%, 08/01/2027 (Callable 08/01/2021)	200,000	133,988
0.000%, 08/01/2028 (Callable 08/01/2021)	225,000	140,458
0.000%, 08/01/2030 (Callable 08/01/2021)	65,000	35,064
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	75,000	40,485
0.000%, 08/01/2033 (Callable 08/01/2021)	310,000	133,883
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	610,000	307,300
0.000%, 08/01/2034 (Callable 08/01/2021)	100,000	40,177
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	188,024
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	65,726
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	665,000	270,535
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	215,202
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	248,334
0.000%, 08/01/2041 (Callable 08/01/2021)	1,480,000	365,960
0.000%, 08/01/2041 (Callable 08/01/2021)	975,000	241,088
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	286,980
0.000%, 08/01/2044 (Callable 08/01/2023)	1,000,000	228,100
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	192,888
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	123,475
Golden State Tobacco Securitization Corp.:
5.000%, 06/01/2022	135,000	143,673
5.000%, 06/01/2023	590,000	643,737
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	52,077
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	29,155
Mendocino-Lake Community College District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	23,289
Merced Union High School District,
0.000%, 08/01/2046 (Pre-refunded to 08/01/2021)	100,000	16,500
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	170,000	59,191
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	135,548
0.000%, 08/01/2036 (Callable 08/01/2023)	975,000	419,738
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	161,188
0.000%, 08/01/2039 (Callable 08/01/2023)	300,000	106,002
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	68,880
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	52,182
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	28,725
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	288,101
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)	495,000	272,854
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)	700,000	358,960
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)	735,000	324,686
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	353,876
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	107,910
5.000%, 07/01/2025 (Callable 07/01/2022)	120,000	129,298
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	820,018
0.000%, 07/01/2026 (Insured by AGM)	300,000	264,060
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	90,000	76,971
San Mateo Union High School District:
0.000%, 09/01/2033 (Callable 09/01/2021)	100,000	43,988
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	480,000	562,670
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	300,000	61,956
State of California,
1.395%, 12/01/2028 (1 Month LIBOR USD + 0.700%) (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,020
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	250,000	38,090
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	275,000	127,644
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	36,857
University of California,
1.400%, 05/15/2046 (Callable 11/15/2020)(Mandatory Tender Date 05/15/2021) (1)	330,000	329,634
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	572,270
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	290,960
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	190,000	77,490
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	600,000	213,078
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	1,815,000	302,143
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	445,000	50,280
Total California (Cost $20,598,277)		20,737,322	2.0%

Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	200,000	230,034
5.000%, 12/01/2025 (Insured by BAM)	315,000	370,478
City & County of Denver CO,
5.000%, 11/15/2031 (Mandatory Tender Date 11/15/2022) (1)	3,275,000	3,535,297
Colorado Educational & Cultural Facilities Authority:
4.000%, 06/01/2020	100,000	100,457
4.000%, 10/01/2020	125,000	126,524
5.000%, 10/01/2020	435,000	442,077
5.000%, 12/01/2020	300,000	307,047
4.000%, 11/01/2021	50,000	52,001
4.000%, 12/01/2021	100,000	104,462
5.000%, 12/01/2021	80,000	84,542
4.000%, 03/01/2022	45,000	47,149
5.000%, 12/01/2022	200,000	214,582
4.000%, 04/01/2023	130,000	133,303
5.250%, 03/01/2025 (Insured by NATL)	540,000	623,252
4.000%, 12/15/2025	800,000	832,912
Colorado Health Facilities Authority:
5.000%, 05/15/2020	130,000	130,032
5.000%, 12/01/2023 (Callable 12/01/2022)	1,000,000	1,034,170
5.000%, 05/15/2025 (Callable 05/15/2023)	320,000	319,840
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,611,673
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	145,000	162,835
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	1,755,000	1,869,356
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	180,000	198,045
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	1,750,000	1,790,128
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,080,000	1,223,942
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	60,000	70,929
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	5,500,000	6,316,365
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	59,882
1.300%, 01/01/2038 (Mandatory Tender Date 01/01/2021) (1)	325,000	324,639
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	425,000	450,513
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	980,000	1,071,355
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	120,000	120,230
E-470 Public Highway Authority:
0.000%, 09/01/2020 (Insured by NATL)	135,000	134,299
0.000%, 09/01/2022 (Insured by NATL)	30,000	28,671
0.000%, 09/01/2028 (Callable 09/01/2020)(Insured by NATL)	235,000	148,896
1.628%, 09/01/2039 (1 Month LIBOR USD + 1.050%) (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	400,000	401,952
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	451,109
4.000%, 12/01/2024 (Insured by NATL)	200,000	219,486
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	163,989
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,318
Regional Transportation District:
5.500%, 06/01/2022 (Pre-refunded to 06/01/2020)	50,000	50,343
5.000%, 06/01/2025 (Pre-refunded to 06/01/2020)	100,000	100,521
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	182,000	178,566
3.000%, 12/01/2022	100,000	98,113
Sterling Hills West Metropolitan District,
5.000%, 12/01/2020	125,000	127,525
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	33,580
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)(Insured by AGM)	125,000	144,689
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	156,152
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	184,784
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	225,370
Total Colorado (Cost $26,527,928)		26,836,414	2.6%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	266,017
5.000%, 02/01/2024 (Insured by BAM)	475,000	536,028
City of Hartford CT:
5.000%, 04/01/2020 (ETM)(Insured by ST AID)	200,000	200,000
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,072,910
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	567,294
Connecticut Housing Finance Authority:
3.000%, 05/15/2025 (Callable 05/15/2021)	825,000	835,783
4.000%, 11/15/2044 (Callable 11/15/2023)	110,000	113,923
4.000%, 11/15/2045 (Callable 11/15/2027)	200,000	214,382
4.000%, 05/15/2049 (Callable 11/15/2028)	1,580,000	1,734,682
2.600%, 11/15/2058 (Callable 05/01/2020)(Mandatory Tender Date 11/15/2021) (1)	685,000	686,267
1.625%, 11/15/2059 (Callable 11/15/2020)(Mandatory Tender Date 11/15/2022) (1)	2,500,000	2,498,675
Connecticut Municipal Electric Energy Cooperative,
5.000%, 01/01/2030 (Callable 01/01/2022)	500,000	530,120
Connecticut State Health & Educational Facilities Authority:
5.000%, 07/01/2020	1,250,000	1,261,662
5.000%, 07/01/2021	750,000	784,778
4.000%, 11/01/2021	100,000	104,161
5.000%, 07/01/2022	1,300,000	1,402,232
5.000%, 07/01/2023	500,000	555,010
5.000%, 07/01/2024	800,000	911,888
5.000%, 11/01/2026 (Callable 11/01/2022)	445,000	485,646
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	722,125
1.800%, 07/01/2037 (Mandatory Tender Date 02/09/2021) (1)	125,000	124,999
5.000%, 07/01/2037 (Mandatory Tender Date 07/01/2020) (1)	35,000	35,328
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 05/01/2020)(Insured by ST AID)	265,000	265,623
State of Connecticut:
4.000%, 11/01/2020	225,000	228,251
5.000%, 11/01/2020	150,000	153,030
5.000%, 10/01/2026	905,000	1,086,607
5.000%, 10/01/2027 (Callable 10/01/2023)	1,000,000	1,110,930
Town of Hamden CT,
4.000%, 08/15/2021 (Insured by BAM)	415,000	429,811
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	294,376
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	316,689
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	831,235
Total Connecticut (Cost $20,101,622)		20,360,462	2.0%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	263,504
5.000%, 10/01/2025 (Insured by BAM)	140,000	164,094
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	177,400	180,947
Total Delaware (Cost $594,518)		608,545	0.1%

District of Columbia
District of Columbia:
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	340,724
4.000%, 12/01/2028 (Callable 12/01/2022)	330,000	351,843
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,299
1.250%, 03/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FNMA) (1)	1,700,000	1,691,109
3.500%, 06/15/2023	335,000	343,904
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	1,000,000	1,015,210
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)	3,760,000	3,780,266
Total District of Columbia (Cost $7,632,771)		7,673,355	0.8%

Florida
Broward County Housing Finance Authority,
1.200%, 08/01/2022 (Mandatory Tender Date 08/01/2021) (1)	4,000,000	3,986,840
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	280,000	288,501
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	280,000	291,757
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	50,000	56,278
City of Auburndale FL,
5.250%, 12/01/2023	1,010,000	1,152,642
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	136,519
City of Gulf Breeze FL,
3.100%, 12/01/2020	75,000	75,823
City of Jacksonville FL,
5.000%, 11/01/2022	100,000	108,868
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	94,782
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	57,738
5.250%, 09/01/2022 (Insured by NATL)	100,000	109,337
City of Tampa FL,
5.250%, 11/15/2024 (Pre-refunded to 05/15/2020)	395,000	396,955
County of Collier FL,
5.000%, 06/01/2020	120,000	120,764
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	50,000	47,619
0.000%, 10/01/2028 (ETM)(Insured by NATL)	25,000	21,742
County of Okeechobee FL,
1.550%, 07/01/2039 (Mandatory Tender Date 07/01/2021) (1)	475,000	472,606
County of St. Johns FL,
0.000%, 06/01/2021 (Insured by NATL)	210,000	206,869
Florida Development Finance Corp.,
2.625%, 12/15/2024 (3)	310,000	304,358
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Callable 01/01/2021)(Insured by GNMA)	570,000	577,233
1.450%, 03/01/2023 (Mandatory Tender Date 03/01/2022) (1)	100,000	99,853
4.350%, 01/01/2046 (Callable 01/01/2024)	265,000	274,620
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	105,000	110,003
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	210,000	224,167
Florida Municipal Loan Council:
0.000%, 04/01/2022 (Insured by NATL)	210,000	201,535
4.000%, 12/01/2022 (Insured by AGM)	155,000	165,636
0.000%, 04/01/2023 (Insured by NATL)	165,000	154,661
5.000%, 12/01/2023 (Insured by AGM)	160,000	180,251
0.000%, 04/01/2024 (Insured by NATL)	55,000	50,343
5.000%, 12/01/2024 (Insured by AGM)	85,000	98,510
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	616,046
Florida State Municipal Loan Council,
3.000%, 10/01/2020 (Insured by NATL)	555,000	559,801
Heritage Bay Community Development District:
2.125%, 05/01/2020	125,000	125,059
2.250%, 05/01/2021	125,000	125,880
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	615,000	676,002
5.000%, 03/01/2024	800,000	905,248
Jacksonville Housing Finance Authority,
2.250%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	1,500,000	1,505,805
JEA Water & Sewer System Revenue:
4.000%, 10/01/2022 (Pre-refunded to 04/01/2021)	135,000	138,995
5.000%, 10/01/2023	150,000	168,980
5.000%, 10/01/2023	210,000	236,571
5.000%, 10/01/2026 (Callable 04/01/2021)	245,000	254,202
Lee County School Board,
5.000%, 08/01/2023	190,000	212,999
Martin County Health Facilities Authority,
3.750%, 11/15/2020 (ETM)	125,000	126,671
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Callable 11/15/2022)	715,000	750,536
Miami Health Facilities Authority,
5.000%, 07/01/2021	310,000	306,993
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	158,796
5.000%, 04/01/2023	150,000	162,432
Miami-Dade County Industrial Development Authority,
5.000%, 01/15/2022	385,000	401,286
Orange County Health Facilities Authority:
3.500%, 08/01/2021	560,000	572,600
6.250%, 10/01/2021 (ETM)(Insured by NATL)	75,000	78,431
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,220,300
Orange County Housing Finance Authority:
1.900%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	855,000	856,855
4.375%, 03/01/2031 (Callable 03/01/2021)(Insured by GNMA)	165,000	166,290
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	365,000	379,732
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	205,000	222,372
Orlando Utilities Commission,
5.000%, 10/01/2027 (Mandatory Tender Date 10/01/2020) (1)	140,000	142,075
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	110,000	102,255
Palm Beach County Health Facilities Authority:
5.000%, 08/15/2020	1,000,000	1,014,100
5.000%, 08/15/2021	400,000	420,580
5.000%, 11/15/2022	220,000	226,017
5.000%, 12/01/2031 (Pre-refunded to 12/01/2024)	1,250,000	1,432,363
Pinellas County Housing Finance Authority:
1.250%, 08/01/2022 (Mandatory Tender Date 08/01/2021) (1)	1,015,000	1,011,660
4.375%, 09/01/2027 (Callable 09/01/2021)(Insured by GNMA)	50,000	51,003
3.500%, 03/01/2046 (Callable 09/01/2025)(Insured by GNMA)	430,000	447,669
School Board of Miami-Dade County:
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	705,000	800,281
5.500%, 05/01/2031 (Callable 05/01/2021)(Insured by AGM)	300,000	312,933
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 05/01/2020)	105,000	105,288
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,269,968
Tolomato Community Development District,
2.000%, 05/01/2020 (Insured by AGM)	500,000	500,140
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	300,000	336,252
Total Florida (Cost $30,051,663)		30,168,276	3.0%

Georgia
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,000,000	1,983,220
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	167,234
1.650%, 11/01/2048 (Mandatory Tender Date 06/18/2021) (1)	245,000	243,324
1.550%, 12/01/2049 (Mandatory Tender Date 08/19/2022) (1)	2,000,000	1,946,120
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,500,000	1,428,990
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 05/01/2020)	450,000	451,418
5.000%, 01/01/2024 (Callable 05/01/2020)	515,000	516,622
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	106,701
City of Thomson GA:
3.000%, 07/01/2022	535,000	550,494
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	565,268
City of Union City GA,
3.000%, 07/01/2020	75,000	75,320
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	500,000	488,850
Cornelia Urban Redevelopment Agency,
4.000%, 10/01/2023 (Insured by AGM)	80,000	85,945
County of Columbia GA,
6.000%, 06/01/2020 (Insured by NATL)	110,000	110,885
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	1,555,000	1,734,805
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	740,000	900,587
Macon-Bibb County Housing Authority,
2.040%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	1,190,000	1,190,000
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	180,000	188,701
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	554,275
1.410%, 04/01/2048 (1 Month LIBOR USD + 0.750%) (Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	5,000,000	4,976,950
1.490%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	1,994,920
4.000%, 08/01/2048 (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (1)	995,000	1,027,188
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	2,785,000	2,971,651
Monroe County Development Authority,
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	500,000	503,670
Pelham School District:
5.000%, 09/01/2021 (Insured by ST AID)	100,000	105,122
5.000%, 09/01/2022 (Insured by ST AID)	125,000	135,620
5.000%, 09/01/2023 (Insured by ST AID)	290,000	323,889
5.000%, 09/01/2024 (Insured by ST AID)	210,000	240,931
Private Colleges & Universities Authority:
3.750%, 10/01/2021	55,000	56,701
5.000%, 10/01/2021	75,000	78,815
1.160%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%) (Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	2,000,000	1,970,020
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	425,000	416,211
0.000%, 12/01/2021 (ETM)	345,000	337,865
Valdosta & Lowndes County Hospital Authority,
5.000%, 10/01/2033 (Pre-refunded to 10/01/2021)	300,000	317,235
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	391,404
Total Georgia (Cost $29,466,187)		29,136,951	2.9%

Idaho
University of Idaho,
5.250%, 04/01/2041 (Mandatory Tender Date 04/01/2021) (1)	2,510,000	2,594,060
Total Idaho (Cost $2,586,888)		2,594,060	0.3%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	305,269
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	30,841
Carroll & Whiteside Counties Cmnty Unit Sch Dist No. 399,
4.000%, 12/01/2024 (Insured by AGM)	410,000	447,638
Chicago Board of Education:
0.000%, 12/01/2022	125,000	117,528
5.000%, 12/01/2022 (Insured by AGM)	295,000	318,340
5.000%, 12/01/2023 (Insured by AGM)	500,000	553,460
Chicago Park District,
5.000%, 01/01/2024	1,305,000	1,410,431
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	1,500,000	1,563,645
City of Chicago IL:
5.000%, 11/01/2020	850,000	866,822
5.000%, 01/01/2024 (Callable 01/01/2022)	705,000	747,215
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	400,000	428,640
City of Decatur IL,
4.000%, 03/01/2022	65,000	67,640
City of Oregon IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	105,000	110,919
City of Peoria IL:
4.500%, 01/01/2023 (Callable 04/15/2021)	500,000	522,970
4.000%, 01/01/2026 (Callable 04/15/2021)	500,000	519,705
City of Princeton IL:
4.000%, 11/01/2021 (Insured by AGM)	45,000	46,924
4.000%, 11/01/2022 (Insured by AGM)	100,000	106,189
4.000%, 01/01/2023 (Insured by AGM)	50,000	53,141
4.000%, 01/01/2025 (Insured by AGM)	120,000	132,109
City of Rock Island IL,
3.000%, 12/01/2022	435,000	445,340
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	122,588
City of Springfield IL:
5.000%, 12/01/2023	155,000	172,211
5.000%, 03/01/2024	35,000	39,519
City of Waukegan IL:
5.000%, 12/30/2020 (Insured by AGM)	75,000	77,059
3.000%, 12/30/2022	365,000	376,764
Cook County Community High School District No. 219,
0.000%, 12/01/2020 (Insured by NATL)	65,000	64,122
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	786,765
Cook County School District No. 111,
0.000%, 12/01/2020 (ETM)(Insured by AGM)	70,000	69,446
Cook County School District No. 123,
0.000%, 12/01/2021 (ETM)	200,000	195,864
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,543,159
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	120,525
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by AGM)	80,000	77,286
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,089
Cook County School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	940,453
Cook County School District No. 84:
0.000%, 12/01/2020 (Insured by AGM)	490,000	485,580
0.000%, 12/01/2021 (ETM)(Insured by AGM)	180,000	176,277
0.000%, 12/01/2021 (ETM)(Insured by AGM)	105,000	102,829
0.000%, 12/01/2021 (ETM)(Insured by AGM)	120,000	117,227
Cook County Township High School District No. 201:
0.000%, 12/01/2020 (Insured by AMBAC)	265,000	261,815
0.000%, 12/01/2025 (Insured by AGM)	165,000	145,911
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	275,965
DeKalb & Kane Counties Community Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)(Insured by BAM)	475,000	495,434
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2022 (Insured by AMBAC)	250,000	242,450
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534:
3.250%, 12/01/2020 (Insured by BAM)	210,000	211,997
4.000%, 12/01/2027 (Callable 12/01/2022)(Insured by BAM)	90,000	94,228
Governors State University,
5.000%, 07/01/2021 (Insured by BAM)	295,000	306,918
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	101,886
3.000%, 03/01/2023 (Insured by BAM)	210,000	215,389
3.000%, 03/01/2026 (Insured by BAM)	90,000	93,559
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	720,000	688,860
0.000%, 07/15/2025 (ETM)	475,000	435,252
Illinois Finance Authority:
5.000%, 08/01/2020	425,000	429,645
5.000%, 10/01/2020	105,000	106,310
5.000%, 01/01/2021	125,000	127,990
4.000%, 09/01/2021	75,000	77,335
5.000%, 11/01/2021	75,000	78,425
5.000%, 02/15/2022	235,000	251,140
5.000%, 05/15/2022	190,000	195,453
5.000%, 09/01/2022	200,000	209,398
5.000%, 05/15/2023	120,000	132,664
5.000%, 09/01/2023	400,000	425,140
5.000%, 05/15/2024	350,000	397,873
5.000%, 11/01/2024	235,000	261,785
4.000%, 11/01/2030	6,000,000	6,894,540
4.000%, 11/01/2030	2,995,000	3,440,956
2.039%, 05/01/2036 (1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	135,000	135,162
1.750%, 07/01/2042 (Mandatory Tender Date 05/06/2020) (1)	1,950,000	1,950,682
1.490%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%) (Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	480,000	481,181
Illinois Housing Development Authority:
1.900%, 10/01/2022 (Mandatory Tender Date 10/01/2021) (1)	1,250,000	1,257,087
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	354,860	359,048
4.500%, 10/01/2048 (Callable 04/01/2028)	545,000	595,140
4.250%, 10/01/2049 (Callable 04/01/2028)	1,910,000	2,078,577
Illinois Sports Facilities Authority:
0.000%, 06/15/2020 (Insured by AMBAC)	50,000	49,800
0.000%, 06/15/2021 (Insured by AMBAC)	150,000	146,313
Iroquois & Kankakee Counties Community Unit School District No. 4,
0.000%, 11/01/2021 (Insured by AMBAC)	500,000	484,915
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020 (Insured by BAM)	195,000	202,543
Joliet Park District:
5.000%, 03/01/2022 (Callable 03/01/2021)	90,000	91,977
4.000%, 02/01/2023 (Insured by BAM)	150,000	158,748
4.000%, 02/01/2028 (Callable 02/01/2024)(Insured by BAM)	715,000	762,819
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	43,617
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 06/01/2021)(Insured by AGM)	785,000	799,562
Kankakee County Community High School District No. 307,
4.000%, 12/01/2023 (Insured by BAM)	390,000	419,987
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	477,903
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,250,000	1,215,187
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	233,221
Kendall Kane & Will Counties Community Unit School District No. 308,
5.000%, 02/01/2029 (Callable 02/01/2021)	3,000,000	3,088,050
Knox & Warren Counties Community Unit School District No. 205,
6.000%, 01/01/2030 (Callable 01/01/2021)	500,000	517,140
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	255,000	279,681
Lake County Community Unit School District No. 95,
0.000%, 12/01/2020 (Insured by NATL)	700,000	692,909
Lake County Elementary School District No. 6:
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	110,378
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	107,275
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	61,284
Lake County Forest Preserve District,
0.976%, 12/15/2020 (3 Month LIBOR USD + 0.480%) (2)	295,000	293,519
Lake County School District No. 38,
0.000%, 02/01/2023 (Insured by AMBAC)	915,000	851,810
Lee County Community Unit School District No. 272,
4.000%, 01/01/2021 (Insured by AGM)	370,000	377,511
Logan Sangamon Etc Counties Community Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	462,743
5.000%, 12/01/2022 (Insured by AGM)	520,000	565,386
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 05/01/2020)	80,000	80,027
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	135,000	154,300
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	317,994
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2021 (ETM)(Insured by NATL)	45,000	44,299
0.000%, 06/15/2021	55,000	54,143
0.000%, 06/15/2022 (ETM)(Insured by NATL)	30,000	29,124
5.650%, 06/15/2022 (Insured by NATL) (5)	160,000	167,920
5.500%, 12/15/2023 (Insured by NATL)	200,000	210,952
0.000%, 06/15/2024 (Insured by NATL)	35,000	31,845
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL) (5)	30,000	33,218
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (5)	35,000	37,382
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	290,000	292,575
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020 (Insured by BAM)	270,000	270,367
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	129,487
4.000%, 01/01/2023 (Insured by BAM)	135,000	142,474
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2021 (Insured by BAM)	150,000	159,205
Peoria Public Building Commission,
5.000%, 12/01/2020 (Insured by BAM)	185,000	189,520
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	373,625
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	290,000	318,751
Prospect Heights Park District:
4.000%, 12/01/2020 (Insured by BAM)	120,000	122,165
4.000%, 12/01/2021 (Insured by BAM)	330,000	344,837
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	85,000	85,231
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	675,000	716,621
5.750%, 06/01/2023 (Insured by AGM)	175,000	193,032
Sales Tax Securitization Corp.:
5.000%, 01/01/2022	2,035,000	2,116,441
5.000%, 01/01/2024	200,000	216,180
Sangamon County Water Reclamation District,
5.000%, 01/01/2021 (ETM)	315,000	323,943
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	432,352
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	468,965
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	234,534
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	492,497
St. Clair County Community Consolidated School District:
0.000%, 12/01/2021	510,000	494,853
0.000%, 12/01/2022	190,000	180,441
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	374,584
5.000%, 04/01/2023 (Insured by AGM)	300,000	331,119
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	421,952
State of Illinois:
5.000%, 04/01/2020	40,000	40,000
4.000%, 06/15/2020	975,000	979,115
5.000%, 06/15/2020	630,000	633,925
5.000%, 06/15/2020	35,000	35,218
5.000%, 08/01/2021	175,000	178,124
5.000%, 01/01/2022 (Callable 05/01/2020)	145,000	145,149
5.000%, 03/01/2022	55,000	56,369
5.000%, 06/15/2022	185,000	187,875
6.500%, 06/15/2022	260,000	264,976
5.000%, 06/15/2023	670,000	682,663
5.000%, 06/15/2023	270,000	275,103
5.000%, 02/01/2024	1,050,000	1,094,730
5.000%, 05/01/2024	680,000	710,620
5.500%, 07/01/2024 (Callable 07/01/2023)	835,000	877,886
5.000%, 08/01/2024 (Callable 08/01/2022)	100,000	102,639
5.000%, 10/01/2024	525,000	550,651
5.000%, 11/01/2024	1,995,000	2,089,623
3.750%, 06/15/2025 (Callable 06/15/2021)	210,000	202,784
5.000%, 06/15/2025 (Callable 06/15/2023)	1,500,000	1,536,540
4.000%, 06/15/2026 (Callable 06/15/2021)	315,000	306,155
5.000%, 05/01/2028 (Callable 05/01/2024)	545,000	558,707
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	128,759
University of Illinois:
5.000%, 08/15/2020	290,000	293,947
5.000%, 10/01/2021	300,000	316,452
5.000%, 03/15/2022	50,000	53,515
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	530,000	569,496
5.000%, 12/01/2023	400,000	439,492
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	567,030
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	260,335
4.000%, 12/15/2021 (Insured by BAM)	500,000	520,670
4.000%, 12/15/2023 (Insured by BAM)	540,000	581,931
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	64,610
Village of Lansing IL:
5.000%, 03/01/2022 (Insured by AGM)	340,000	360,771
5.000%, 03/01/2023 (Insured by AGM)	275,000	297,929
5.000%, 03/01/2024 (Insured by BAM)	230,000	255,167
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	27,035
Village of Matteson IL,
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022) (5)	315,000	352,249
Village of Oak Park IL:
5.000%, 11/01/2020	235,000	240,067
4.000%, 11/01/2021	245,000	255,471
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	153,191
4.000%, 12/01/2023 (Insured by BAM)	130,000	139,421
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	134,440
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	84,028
Village of River Grove IL:
3.000%, 12/15/2020 (Insured by BAM)	75,000	75,730
3.000%, 12/15/2021 (Insured by BAM)	120,000	122,727
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,368,625
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	131,108
4.000%, 02/01/2023 (Insured by BAM)	130,000	138,658
4.000%, 02/01/2024 (Insured by BAM)	135,000	146,973
4.000%, 02/01/2025 (Insured by BAM)	140,000	155,380
4.000%, 02/01/2026 (Insured by BAM)	220,000	248,516
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	54,152
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	228,920
Village of Tremont IL,
3.000%, 07/01/2020 (Insured by BAM)	95,000	95,382
Wayne Hamilton & Jefferson Counties Community Unit School District No. 100,
4.500%, 12/01/2021 (Insured by BAM)	195,000	204,376
Western Illinois University,
5.000%, 04/01/2020 (Insured by BAM)	250,000	250,000
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	104,938
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2020 (Insured by AGM)	130,000	132,345
4.000%, 12/01/2022 (Insured by AGM)	270,000	287,942
Will County Community High School District No. 210:
0.000%, 01/01/2021 (Insured by AGM)	215,000	212,140
0.000%, 01/01/2022 (ETM)(Insured by AGM)	255,000	248,860
4.000%, 01/01/2022 (Insured by AGM)	550,000	572,809
0.000%, 01/01/2023 (ETM)(Insured by AGM)	365,000	350,509
0.000%, 01/01/2023 (Insured by AGM)	325,000	307,200
0.000%, 01/01/2024 (ETM)(Insured by AGM)	500,000	472,245
0.000%, 01/01/2024 (Insured by AGM)	275,000	253,616
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	37,221
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	209,857
Will County Community Unit School District No. 365:
0.000%, 11/01/2021 (Insured by AGM)	200,000	195,982
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	43,632
Will County Elementary School District No. 122:
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	49,017
0.000%, 11/01/2023 (ETM)(Insured by AGM)	125,000	118,909
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	628,068
Will County School District No. 88,
5.250%, 01/01/2022 (Insured by AGM)	860,000	902,656
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	213,016
Winnebago & Boone Counties School District No. 205:
0.000%, 02/01/2022	95,000	91,892
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,029,095
Total Illinois (Cost $87,370,626)		88,105,311	8.6%

Indiana
City of Goshen IN,
4.100%, 01/01/2021 (Callable 05/01/2020)(Insured by AGM)	470,000	471,142
City of Lawrence IN:
4.000%, 01/01/2021 (Insured by BAM)	200,000	203,788
4.000%, 01/01/2022 (Insured by BAM)	400,000	417,740
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	116,945
City of Muncie IN:
4.000%, 07/15/2020 (Insured by AGM)	100,000	100,596
4.000%, 07/15/2020 (Insured by AGM)	100,000	100,596
4.000%, 07/15/2022 (Insured by AGM)	110,000	114,808
4.000%, 01/15/2024 (Insured by AGM)	170,000	181,358
City of Rockport IN,
1.350%, 07/01/2025 (Mandatory Tender Date 09/01/2022) (1)	1,000,000	998,380
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	406,793
City of Whiting IN,
5.250%, 01/01/2021	2,550,000	2,581,722
Clarksville Redevelopment Authority:
4.000%, 08/01/2021	155,000	160,710
4.000%, 02/01/2022	230,000	241,493
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	103,548
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST AID)	135,000	137,850
Fishers Redevelopment Authority:
4.000%, 07/15/2020 (Insured by ST AID)	205,000	206,661
4.000%, 01/15/2023	270,000	289,016
4.000%, 07/15/2023	275,000	297,649
Hammond Local Public Improvement Bond Bank,
2.375%, 12/31/2020	1,850,000	1,855,772
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	525,000	607,582
Hammond Sanitary District,
5.000%, 01/15/2021 (Insured by BAM)	445,000	458,506
Indiana Bond Bank,
2.197%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,140,000	1,140,046
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	63,475
5.000%, 10/01/2022	175,000	188,568
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	848,240
5.000%, 02/01/2023	25,000	27,347
5.000%, 09/15/2023	75,000	80,810
5.000%, 09/15/2024	155,000	169,542
5.000%, 09/15/2025	325,000	359,613
2.250%, 12/01/2058 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025) (1)	2,985,000	3,121,832
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	400,000	398,012
Indiana Housing & Community Development Authority:
4.000%, 12/01/2027 (Callable 06/01/2021)(Insured by GNMA)	395,000	400,044
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	1,275,000	1,358,984
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2020	1,030,000	1,036,437
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	232,948
Lafayette School Corp.,
4.000%, 01/15/2021 (Insured by ST AID)	100,000	101,858
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST AID)	585,000	642,974
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Pre-refunded to 01/15/2022)(Insured by ST AID)	95,000	96,283
Marion High School Building Corp.:
3.000%, 01/15/2021 (Insured by ST AID)	115,000	116,604
4.000%, 01/15/2022 (Insured by ST AID)	170,000	178,261
4.000%, 07/15/2022 (Insured by ST AID)	135,000	143,174
4.000%, 01/15/2023 (Insured by ST AID)	215,000	230,265
4.000%, 01/15/2025 (Insured by ST AID)	200,000	222,568
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	386,971
Munster School Building Corp.:
5.000%, 01/15/2022 (Insured by ST AID)	205,000	217,556
5.000%, 07/15/2022 (Insured by ST AID)	215,000	231,731
5.000%, 01/15/2023 (Insured by ST AID)	215,000	235,193
4.000%, 07/15/2023 (Insured by ST AID)	160,000	171,789
5.000%, 01/15/2024 (Insured by ST AID)	225,000	253,321
New Durham Township Metropolitan School District School Building Corp.,
1.600%, 01/15/2021	160,000	160,173
Noblesville Multi School Building Corp.,
5.000%, 07/15/2021 (Insured by ST AID)	2,160,000	2,240,179
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	211,955
Shelbyville Central Renovation School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	281,336
Starke County Building Corp.,
4.000%, 08/01/2028 (Callable 02/01/2022)(Insured by ST AID)	700,000	735,504
Town of Rossville IN,
3.500%, 07/01/2023	115,000	120,482
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2020 (Insured by ST AID)	255,000	256,999
4.000%, 01/15/2021 (Insured by ST AID)	265,000	270,658
4.000%, 07/15/2021 (Insured by ST AID)	220,000	227,662
4.000%, 07/15/2022 (Insured by ST AID)	385,000	408,223
5.000%, 01/15/2023 (Insured by ST AID)	145,000	159,454
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	121,264
4.000%, 01/15/2025 (Insured by ST AID)	140,000	155,866
4.000%, 07/15/2025 (Insured by ST AID)	240,000	269,731
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	550,000	568,546
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST AID)	125,000	126,030
2.000%, 07/15/2022 (Insured by ST AID)	195,000	197,260
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	225,096
Total Indiana (Cost $29,328,797)		29,443,519	2.9%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by MAC)	110,000	114,963
City of Cedar Rapids IA,
8.103%, 08/15/2029 (Insured by AMBAC) (1)(7)	710,000	710,000
City of Coralville IA:
4.000%, 06/01/2024	300,000	307,749
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	466,293
City of New Hampton IA:
3.000%, 06/01/2022 (Insured by BAM)	130,000	134,115
3.000%, 06/01/2023 (Insured by BAM)	135,000	141,006
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	2,900,000	2,912,528
County of Adair IA:
2.000%, 06/01/2022	580,000	589,164
2.000%, 06/01/2023	730,000	745,257
County of Taylor IA:
4.000%, 06/01/2020	230,000	231,062
4.000%, 06/01/2021	245,000	253,019
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	160,000	166,606
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	875,000	933,153
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,075,000	1,181,565
2.875%, 05/15/2049 (Callable 11/15/2020)	900,000	871,371
Iowa Western Community College,
3.000%, 06/01/2021	500,000	510,425
Lake Panorama Improvement Zone:
3.000%, 06/01/2020	815,000	816,907
3.000%, 06/01/2021	385,000	391,006
3.000%, 06/01/2022	395,000	405,456
3.000%, 06/01/2023	405,000	419,961
3.000%, 06/01/2024	420,000	439,097
3.000%, 06/01/2025	430,000	451,521
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	500,000	549,340
West Monona Community School District,
2.000%, 06/01/2021 (Callable 06/01/2020)	280,000	280,266
Total Iowa (Cost $13,960,752)		14,021,830	1.4%

Kansas
City of Goddard KS,
3.000%, 12/01/2022 (Callable 12/01/2021)	1,325,000	1,357,807
City of Lenexa KS,
1.625%, 09/01/2021 (Callable 09/01/2020)	275,000	275,049
City of Washington KS,
2.000%, 12/01/2022 (Callable 12/01/2020)	1,860,000	1,868,482
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	225,000	219,775
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	552,863
Public Building Commission of Johnson County,
5.000%, 09/01/2023	1,325,000	1,481,244
Reno County Unified School District No. 313,
4.000%, 09/01/2030 (Pre-refunded to 09/01/2022)	200,000	213,826
Wyandotte County-Kansas City Unified Government,
4.000%, 09/01/2020 (Callable 05/01/2020)	250,000	250,528
Total Kansas (Cost $6,178,213)		6,219,574	0.6%

Kentucky
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	205,000	213,762
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	760,890
County of Kenton KY:
5.000%, 04/01/2024	375,000	427,057
5.000%, 04/01/2026	700,000	838,509
Danville Independent School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	235,000	237,594
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)(Insured by ST AID)	1,150,000	1,216,780
Kentucky Economic Development Finance Authority:
0.000%, 12/01/2022 (ETM)(Insured by AGC)	75,000	72,455
0.000%, 10/01/2024 (Insured by NATL)	880,000	795,494
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	56,142
6.000%, 06/01/2030 (Pre-refunded to 06/01/2020)	190,000	191,474
6.375%, 06/01/2040 (Pre-refunded to 06/01/2020)	340,000	342,846
6.500%, 03/01/2045 (Pre-refunded to 06/01/2020)	950,000	958,132
Kentucky Housing Corp.,
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,356
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	2,735,000	2,737,489
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	5,720,000	5,955,149
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	460,000	479,026
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	1,595,000	1,593,309
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,142,570
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2022 (Pre-refunded to 06/01/2022)	1,020,000	1,100,254
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	357,644
Murray State University:
5.000%, 09/01/2021 (Insured by ST AID)	285,000	299,681
5.000%, 09/01/2022 (Insured by ST AID)	410,000	443,915
5.000%, 09/01/2023 (Insured by ST AID)	435,000	484,603
Total Kentucky (Cost $20,890,631)		20,855,131	2.0%

Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.500%, 03/01/2022 (Insured by BAM)	145,000	150,617
4.000%, 03/01/2024 (Insured by BAM)	155,000	168,784
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	115,000	123,104
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	92,476
5.000%, 09/01/2023 (Insured by BAM)	175,000	196,259
5.000%, 09/01/2024 (Insured by BAM)	250,000	288,440
Calcasieu Parish School District No. 30:
2.500%, 02/15/2022	225,000	230,431
4.000%, 02/15/2023 (Insured by AGM)	125,000	133,613
Calcasieu Parish School District No. 34:
2.000%, 11/01/2021	420,000	424,847
2.000%, 11/01/2022	425,000	432,697
Central Community School System,
3.000%, 01/01/2021	695,000	704,216
City of New Iberia LA,
4.500%, 03/01/2022 (Callable 03/01/2021)(Insured by AGM)	865,000	889,332
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	165,000	184,343
5.000%, 03/01/2024 (Insured by BAM)	400,000	453,764
East Ouachita Parish School District:
2.500%, 03/01/2022	435,000	445,331
2.500%, 03/01/2024	200,000	206,536
Ernest N Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2021	265,000	277,879
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	325,041
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	500,000	566,730
5.000%, 12/01/2024 (Insured by AGM)	575,000	669,783
Lafourche Parish Water District No. 1,
2.500%, 01/01/2021	390,000	393,728
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	180,000	200,664
5.500%, 10/01/2025 (Pre-refunded to 10/01/2020)	1,050,000	1,069,509
5.625%, 10/01/2030 (Pre-refunded to 10/01/2020)	80,000	81,536
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	86,353
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	145,000	148,016
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	255,000	275,971
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,394,666
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	235,224
Parish of St. Charles LA,
4.000%, 12/01/2040 (Mandatory Tender Date 06/01/2022) (1)	2,510,000	2,536,506
Parish of St. John the Baptist LA,
2.100%, 06/01/2037 (Mandatory Tender Date 07/01/2024) (1)	2,190,000	1,877,531
Regional Transit Authority,
0.000%, 12/01/2021 (Insured by NATL)	85,000	80,441
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	210,000	223,358
St. Tammany Parish Recreation District No. 14:
2.000%, 04/01/2021	210,000	211,743
2.250%, 04/01/2023	225,000	230,924
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	372,597
5.000%, 06/15/2034 (Callable 06/15/2024)	60,000	67,978
Total Louisiana (Cost $17,601,659)		17,450,968	1.7%

Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	30,000	31,018
4.000%, 11/15/2045 (Callable 11/15/2025)	350,000	365,200
3.500%, 11/15/2047 (Callable 11/15/2026)	1,350,000	1,410,575
4.000%, 11/15/2049 (Callable 05/15/2028)	1,625,000	1,749,946
Total Maine (Cost $3,472,254)		3,556,739	0.3%

Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	100,000	110,051
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	976,942
County of Washington MD,
5.000%, 01/01/2022	415,000	431,343
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,550,000	2,902,053
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	385,000	408,616
State of Maryland,
5.000%, 03/01/2021 (Callable 04/17/2020)	110,000	110,180
Total Maryland (Cost $4,878,067)		4,939,185	0.5%

Massachusetts
Commonwealth of Massachusetts:
1.641%, 11/01/2020 (3 Month LIBOR USD + 0.460%) (Callable 05/01/2020) (2)	60,000	59,952
1.050%, 08/01/2043 (Mandatory Tender Date 07/01/2020) (1)	1,215,000	1,214,660
Massachusetts Development Finance Agency:
5.000%, 12/01/2023	190,000	212,747
5.000%, 12/01/2024	500,000	574,600
5.000%, 07/01/2025	305,000	338,019
5.250%, 07/01/2033 (Pre-refunded to 07/01/2021)(Insured by AGM)	1,025,000	1,077,921
Massachusetts Housing Finance Agency:
2.400%, 12/01/2023 (Mandatory Tender Date 12/01/2021) (1)	1,745,000	1,767,510
4.000%, 12/01/2044 (Callable 06/01/2025)	115,000	120,144
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	910,000	971,097
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	595,000	630,968
4.000%, 06/01/2049 (Callable 12/01/2028)	980,000	1,058,900
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,035,000	3,327,453
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 05/01/2020)(Insured by AGC)	250,000	250,578
Total Massachusetts (Cost $11,498,624)		11,604,549	1.1%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	692,546
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 05/01/2020)	500,000	501,230
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	629,550
4.000%, 05/01/2023 (Insured by BAM)	620,000	663,350
4.000%, 05/01/2024 (Insured by BAM)	320,000	348,000
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	220,000	221,870
4.000%, 09/01/2022 (Insured by BAM)	250,000	264,470
4.000%, 05/01/2023 (Insured by BAM)	115,000	123,148
4.000%, 09/01/2023 (Insured by BAM)	300,000	323,442
City of Detroit MI,
5.000%, 07/01/2020	265,000	267,446
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	56,345
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	270,432
Davison Community Schools:
3.000%, 05/01/2020	615,000	615,904
3.000%, 05/01/2022	190,000	195,603
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	27,143
East Grand Rapids Public School District,
4.000%, 05/01/2024 (Callable 05/01/2020)(Insured by Q-SBLF)	1,440,000	1,443,370
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	342,855
Fruitport Community Schools:
4.000%, 05/01/2020 (Insured by Q-SBLF)	65,000	65,145
4.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	102,985
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	145,792
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	505,471
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 05/01/2020)(Insured by AGM)	215,000	215,507
Jenison Public Schools,
3.500%, 05/01/2021 (Callable 05/01/2020)	250,000	250,448
Karegnondi Water Authority,
5.000%, 11/01/2020	100,000	102,079
Macomb Township Building Authority,
3.750%, 04/01/2020	850,000	850,000
Manton Consolidated Schools,
3.000%, 05/01/2020 (Insured by Q-SBLF)	210,000	210,309
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	100,679
5.000%, 11/01/2022	100,000	109,455
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,475,000	1,699,008
4.000%, 05/01/2026	60,000	67,765
5.500%, 12/01/2026 (Callable 06/01/2025)	335,000	394,979
1.337%, 10/15/2038 (1 Month LIBOR USD + 0.750%) (Callable 05/01/2020)(Mandatory Tender Date 10/15/2020) (2)	350,000	349,118
1.118%, 12/01/2039 (1 Month LIBOR USD + 0.540%) (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (2)	350,000	346,290
3.500%, 11/15/2044 (Mandatory Tender Date 11/15/2022) (1)	1,360,000	1,415,148
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,285,000	2,494,786
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,525,000	1,743,990
Michigan State Hospital Finance Authority,
1.900%, 11/15/2047 (Mandatory Tender Date 04/01/2021) (1)	335,000	334,441
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	1,340,000	1,399,509
3.500%, 06/01/2047 (Callable 06/01/2026)	4,535,000	4,731,230
Michigan Strategic Fund,
7.000%, 05/01/2021 (Insured by AMBAC)	2,320,000	2,459,061
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	104,044
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	442,072
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	304,648
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	541,060
Standish-Sterling Community Schools,
5.000%, 05/01/2020 (Insured by Q-SBLF)	100,000	100,305
Tri-County Area School District:
4.000%, 05/01/2021 (Insured by AGM)	520,000	535,070
4.000%, 05/01/2022 (Insured by AGM)	640,000	674,483
4.000%, 05/01/2023 (Insured by AGM)	705,000	759,362
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	79,396
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	50,112
Total Michigan (Cost $30,579,034)		30,670,451	3.0%

Minnesota
City of Brooklyn Center MN,
1.950%, 12/01/2021 (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020) (1)	710,000	710,497
City of Crosslake MN,
3.250%, 02/01/2027 (Callable 02/01/2023)	40,000	41,996
City of Maple Grove MN,
4.000%, 05/01/2022	605,000	635,050
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
0.105%, 08/01/2027 (Insured by NATL) (1)(7)	25,000	25,000
0.120%, 08/01/2028 (Insured by NATL) (1)(7)	150,000	150,000
City of Minneapolis MN/St. Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,050,000	1,113,305
5.000%, 01/01/2025	125,000	143,957
City of Plato MN,
4.000%, 04/01/2022	265,000	276,649
Duluth Independent School District No. 709,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	815,000	893,175
Fergus Falls Independent School District No. 544:
2.500%, 02/01/2021	160,000	161,248
2.500%, 02/01/2022	145,000	148,162
2.500%, 02/01/2024	105,000	107,813
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 07/01/2021	80,000	83,720
2.200%, 09/01/2021 (Callable 04/21/2020)(Mandatory Tender Date 09/01/2020) (1)	750,000	750,232
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2021	125,000	127,985
5.000%, 04/01/2023	100,000	109,049
3.000%, 12/01/2023	150,000	149,787
4.000%, 12/01/2024	100,000	103,870
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	50,000	52,880
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	200,000	206,232
4.000%, 01/01/2038 (Callable 01/01/2024)	775,000	813,424
1.290%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%) (Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)	75,000	74,873
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	4,075,000	4,248,391
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	285,000	299,162
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	530,000	559,447
Moorhead Independent School District No. 152:
4.000%, 02/01/2021	220,000	224,998
4.000%, 02/01/2022	230,000	241,323
4.000%, 02/01/2023	235,000	250,583
4.000%, 02/01/2024	245,000	266,254
4.000%, 02/01/2025	255,000	282,262
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	240,390
Plymouth Intermediate District No. 287:
4.000%, 05/01/2020	25,000	25,056
5.000%, 05/01/2022	105,000	112,602
Shakopee Independent School District No. 720,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	738,565
University of Minnesota,
5.500%, 07/01/2021 (ETM)	220,000	225,958
Total Minnesota (Cost $14,556,948)		14,593,895	1.4%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by MAC)	200,000	209,604
City of Oxford MS,
3.000%, 09/01/2024	250,000	235,803
City of Yazoo MS:
3.000%, 03/01/2021 (Insured by MAC)	105,000	106,482
3.000%, 03/01/2025 (Insured by MAC)	125,000	133,617
3.000%, 03/01/2026 (Insured by MAC)	130,000	140,222
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by MAC)	165,000	167,155
2.000%, 09/01/2023 (Insured by MAC)	95,000	96,585
2.000%, 09/01/2025 (Insured by MAC)	205,000	209,192
2.000%, 09/01/2026 (Callable 09/01/2025)(Insured by MAC)	110,000	111,934
County of Lowndes MS,
6.800%, 04/01/2022	50,000	53,136
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	281,160
Mississippi Business Finance Corp.,
1.350%, 03/01/2029 (Mandatory Tender Date 09/01/2020) (1)	1,300,000	1,296,737
Mississippi Development Bank:
3.000%, 07/01/2021 (Insured by ST AID)	730,000	724,350
4.000%, 07/01/2022	170,000	178,464
5.000%, 03/01/2024 (Insured by AGM)	50,000	55,830
5.000%, 11/01/2025 (Insured by BAM)	215,000	252,748
Mississippi Home Corp.,
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	1,000,000	1,065,870
State of Mississippi,
0.990%, 09/01/2027 (1 Month LIBOR USD + 0.330%) (Callable 04/21/2020)(Mandatory Tender Date 09/01/2020) (2)	290,000	290,017
Total Mississippi (Cost $5,630,830)		5,608,906	0.5%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	1,500,000	1,361,280
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	453,060
Health & Educational Facilities Authority of the State of Missouri:
3.000%, 04/01/2020	1,415,000	1,415,000
4.000%, 04/01/2021	500,000	502,525
4.000%, 06/01/2021	175,000	180,810
5.000%, 09/01/2021	235,000	245,136
0.000%, 09/01/2022 (ETM)(Insured by NATL)	55,000	53,052
5.000%, 09/01/2023	285,000	312,411
5.000%, 09/01/2024	295,000	330,804
4.250%, 06/01/2025 (Pre-refunded to 06/01/2020)	265,000	266,216
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	440,000	439,283
Joplin Industrial Development Authority,
4.250%, 02/15/2021 (ETM)	70,000	71,803
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021 (Pre-refunded to 05/15/2020)	295,000	297,212
Missouri Association of Rural Education,
3.000%, 04/15/2022 (Callable 05/01/2020)	300,000	300,261
Missouri Housing Development Commission,
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	275,000	290,661
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	122,972
5.000%, 10/01/2027 (Insured by AGM)	100,000	118,963
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	345,000	362,454
Neosho R-V School District:
4.000%, 03/01/2022 (Insured by ST AID)	155,000	163,458
4.000%, 03/01/2023 (Insured by ST AID)	170,000	183,145
4.000%, 03/01/2024 (Insured by ST AID)	275,000	302,530
4.000%, 03/01/2025 (Insured by ST AID)	220,000	246,871
4.000%, 03/01/2026 (Insured by ST AID)	510,000	581,859
Riverview Gardens School District:
4.000%, 04/01/2021 (Insured by ST AID)	800,000	822,464
4.000%, 04/01/2022 (Insured by ST AID)	380,000	401,014
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	175,000	166,036
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	600,000	612,600
State of Missouri Health & Educational Facilities Authority:
2.363%, 06/01/2020 (Insured by AMBAC) (1)(7)	50,000	50,000
5.000%, 02/01/2022	265,000	271,598
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	75,000	80,646
Trenton School District No. R-IX,
4.000%, 03/01/2022 (Insured by ST AID)	40,000	42,105
Total Missouri (Cost $11,235,006)		11,048,229	1.1%

Montana
City of Red Lodge MT:
2.000%, 07/01/2021 (Insured by BAM)	210,000	211,968
2.000%, 07/01/2022 (Insured by BAM)	195,000	197,749
2.000%, 07/01/2023 (Insured by BAM)	270,000	275,171
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	1,020,000	1,086,300
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	1,190,000	1,268,469
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	109,381
5.000%, 07/01/2025	110,000	130,342
Total Montana (Cost $3,230,315)		3,279,380	0.3%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2032 (Callable 09/01/2022)	600,000	642,936
5.000%, 09/01/2042 (Callable 09/01/2022)	1,285,000	1,376,955
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	2,370,000	2,521,656
Douglas County School District No. 17,
5.000%, 06/15/2020	100,000	100,784
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026 (Pre-refunded to 05/30/2022)	115,000	124,551
Total Nebraska (Cost $4,779,580)		4,766,882	0.5%

Nevada
City of Carson City NV,
5.000%, 09/01/2020	185,000	187,573
Clark County School District:
5.000%, 06/15/2021	1,040,000	1,086,010
5.000%, 06/15/2023	585,000	646,191
County of Clark NV,
3.000%, 08/01/2020	1,000,000	1,006,240
Las Vegas Redevelopment Agency:
3.000%, 06/15/2020	125,000	125,416
5.000%, 06/15/2023	250,000	274,015
Lyon County School District,
5.000%, 04/01/2021	490,000	508,601
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	70,000	72,442
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,000,000	1,085,940
Total Nevada (Cost $4,969,937)		4,992,428	0.5%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2021 (3)	2,026,000	2,070,187
3.400%, 08/15/2022 (3)	2,087,000	2,152,991
3.400%, 08/15/2023 (3)	2,171,000	2,258,991
3.400%, 08/15/2024 (3)	793,000	830,239
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021 (Insured by NATL)	95,000	99,588
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	106,363
5.000%, 03/01/2024 (Insured by BAM)	300,000	337,398
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	513,309
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	528,880
4.000%, 07/15/2023 (Insured by AGM)	200,000	216,272
Garden State Preservation Trust,
5.000%, 11/01/2020	100,000	102,091
New Jersey Economic Development Authority:
5.000%, 07/15/2020	100,000	100,934
0.000%, 01/01/2021 (Insured by AMBAC)	130,000	128,414
3.250%, 01/01/2021	230,000	230,076
5.000%, 07/15/2021	100,000	104,087
4.000%, 01/01/2022	660,000	668,032
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	24,228
5.000%, 07/15/2022	240,000	249,427
4.000%, 01/01/2023	50,000	50,854
5.000%, 09/01/2023 (Callable 03/01/2021)	115,000	118,329
5.000%, 06/15/2024	390,000	415,003
0.000%, 07/01/2024 (ETM)(Insured by NATL)	455,000	426,481
5.250%, 09/01/2024 (Callable 03/01/2021)	320,000	329,987
5.250%, 07/01/2025 (Insured by NATL)	380,000	413,919
5.000%, 03/01/2026 (Callable 03/01/2023)	960,000	1,002,211
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	424,664
5.250%, 09/01/2026 (Callable 03/01/2021)	585,000	603,796
5.000%, 06/15/2027 (Callable 06/15/2024)	1,050,000	1,113,210
5.000%, 03/01/2029 (Callable 03/01/2023)	500,000	518,925
3.125%, 07/01/2029 (Callable 07/01/2027)	230,000	220,901
5.000%, 03/01/2030 (Callable 03/01/2023)	735,000	760,968
4.000%, 07/01/2030 (Callable 07/01/2020)	500,000	503,270
5.000%, 03/01/2031 (Pre-refunded to 09/01/2022)	65,000	71,104
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	160,519
New Jersey Health Care Facilities Financing Authority:
4.250%, 11/15/2021 (Pre-refunded to 11/15/2020)	70,000	71,348
5.000%, 07/01/2025 (Insured by AGM)	55,000	61,353
5.250%, 11/15/2029 (Pre-refunded to 11/15/2020)	2,040,000	2,091,714
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	2,070,000	1,970,267
New Jersey Housing & Mortgage Finance Agency:
2.020%, 08/01/2021 (Mandatory Tender Date 08/01/2020) (1)	350,000	350,466
2.450%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	500,000	502,370
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	4,000,000	3,998,720
4.500%, 10/01/2048 (Callable 10/01/2027)	885,000	972,411
4.750%, 10/01/2050 (Callable 04/01/2028)	1,455,000	1,611,587
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2021 (Insured by AGM)	235,000	246,430
5.000%, 06/15/2023	495,000	529,942
5.000%, 12/15/2023	275,000	291,737
5.000%, 12/15/2023	420,000	445,561
5.000%, 06/15/2024	785,000	854,598
5.000%, 12/15/2026	925,000	1,011,275
North Hudson Sewerage Authority,
0.000%, 08/01/2021 (ETM)(Insured by NATL)	60,000	58,967
South Jersey Transportation Authority,
5.000%, 11/01/2029 (Pre-refunded to 11/01/2022)	125,000	137,201
Washington Township Municipal Utilities Authority:
0.000%, 12/15/2021 (Insured by NATL)	100,000	97,222
0.000%, 12/15/2023 (Insured by NATL)	25,000	23,360
Total New Jersey (Cost $33,563,309)		33,182,177	3.2%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	200,000	195,654
Las Cruces School District No. 2,
5.000%, 08/01/2026 (Callable 08/01/2020)(Insured by ST AID)	150,000	151,862
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	105,000	106,182
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	250,000	257,900
New Mexico Institute of Mining & Technology,
4.000%, 12/01/2026 (Insured by AGM)	240,000	272,880
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	60,000	63,076
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	265,000	281,671
4.250%, 07/01/2049 (Callable 01/01/2028)	75,000	81,499
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,995,000	2,144,884
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,855,000	3,108,410
Total New Mexico (Cost $6,608,116)		6,664,018	0.7%

New York
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	1,000,000	933,840
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	187,000	196,148
Board of Cooperative Educational Services for the Sole Supervisory District:
2.000%, 06/16/2020	625,000	626,006
2.250%, 06/18/2020 (Insured by ST AID)	75,000	75,116
City of Long Beach NY,
4.000%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	100,000	105,935
City of New York NY:
5.000%, 08/01/2022	160,000	174,107
5.000%, 10/01/2022 (Pre-refunded to 10/01/2021)	145,000	153,419
5.000%, 10/01/2022 (Callable 10/01/2021)	45,000	47,609
5.000%, 08/01/2038 (Callable 08/01/2023)(Mandatory Tender Date 02/01/2024) (1)	5,000,000	5,579,450
County of Rockland NY:
5.000%, 03/01/2023 (Insured by AGM)	415,000	458,542
3.750%, 10/01/2026 (Callable 10/01/2020)	70,000	70,846
County of Suffolk NY,
2.000%, 04/16/2020	200,000	200,064
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 08/01/2020)(Mandatory Tender Date 12/31/2021) (1)	1,775,000	1,778,106
Long Island Power Authority:
1.439%, 05/01/2033 (1 Month LIBOR USD + 0.750%) (Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	300,000	295,755
1.439%, 05/01/2033 (1 Month LIBOR USD + 0.750%) (Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	5,360,000	5,284,156
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	500,000	482,430
Metropolitan Transportation Authority,
1.359%, 11/01/2032 (1 Month LIBOR USD + 0.680%) (Mandatory Tender Date 04/06/2021)(Insured by AGM) (2)	145,000	145,031
Monroe County Industrial Development Corp.,
5.000%, 10/01/2020	100,000	101,858
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	238,653
1.450%, 05/01/2050 (Callable 04/16/2020)(Mandatory Tender Date 04/29/2020) (1)	380,000	380,015
New York State Dormitory Authority:
5.000%, 12/15/2021	45,000	47,841
5.000%, 05/01/2048 (Callable 11/01/2025)(Mandatory Tender Date 05/01/2026) (1)	2,375,000	2,820,645
New York State Energy Research & Development Authority,
2.000%, 02/01/2029 (Mandatory Tender Date 05/01/2020) (1)	2,715,000	2,715,706
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,000,000	4,986,850
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	630,000	707,150
Southwestern Central School District,
2.250%, 06/25/2020 (Insured by ST AID)	506,933	508,140
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	220,000	228,358
4.000%, 10/01/2046 (Callable 04/01/2025)	360,000	379,206
Town of Oyster Bay NY,
4.000%, 02/15/2026 (Insured by BAM)	65,000	71,748
Triborough Bridge & Tunnel Authority:
1.160%, 11/15/2027 (1 Month LIBOR USD + 0.500%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	640,000	636,141
1.360%, 01/01/2032 (1 Month LIBOR USD + 0.700%) (Mandatory Tender Date 02/01/2021) (2)	2,535,000	2,532,870
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	238,476
Total New York (Cost $33,320,678)		33,200,217	3.3%

North Carolina
Durham Housing Authority,
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	275,000	295,460
Fayetteville Metropolitan Housing Authority,
1.950%, 01/01/2022 (Mandatory Tender Date 01/01/2021) (1)	625,000	627,125
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	107,429
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	890,000	915,606
5.000%, 01/01/2021 (ETM)	1,125,000	1,157,366
6.000%, 01/01/2022 (ETM)	155,000	167,964
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	390,000	417,222
4.000%, 01/01/2050 (Callable 07/01/2028)	4,990,000	5,423,481
North Carolina Medical Care Commission:
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	130,000	134,413
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,830,056
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,387,300
Total North Carolina (Cost $12,544,229)		12,463,422	1.2%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	1,150,000	1,176,519
City of Horace ND:
2.500%, 08/01/2021 (Callable 08/01/2020)	2,000,000	2,006,200
2.350%, 10/01/2021 (Callable 08/01/2020)	300,000	300,645
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/01/2020)	430,000	436,201
City of Watford City ND:
3.000%, 12/01/2021 (Insured by AGM)	1,980,000	2,026,293
3.000%, 12/01/2023 (Insured by AGM)	1,325,000	1,382,518
City of West Fargo ND:
4.000%, 05/01/2021	300,000	308,988
5.000%, 05/01/2022	200,000	214,736
4.000%, 05/01/2023	305,000	328,232
4.000%, 05/01/2024	900,000	986,949
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	812,339
4.500%, 11/01/2026 (Callable 11/01/2023)	2,150,000	2,369,644
County of Burleigh ND:
3.000%, 11/01/2021 (Callable 02/18/2021)	3,100,000	3,002,722
4.000%, 11/01/2021	1,000,000	1,034,280
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	400,000	423,280
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	360,000	385,924
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	427,552
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/16/2020)	790,000	794,084
North Dakota Housing Finance Agency,
4.000%, 07/01/2048 (Callable 01/01/2027)	230,000	244,865
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,066,978
Total North Dakota (Cost $19,527,887)		19,728,949	1.9%

Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	1,000,000	1,015,030
Alliance City School District,
2.500%, 12/01/2022 (Insured by SD CRED PROG)	200,000	206,756
American Municipal Power, Inc.:
2.000%, 04/23/2020	680,000	680,306
2.250%, 12/03/2020	665,000	669,569
2.250%, 12/10/2020	220,000	221,553
5.000%, 02/15/2026 (Callable 02/15/2024)	1,130,000	1,278,403
2.300%, 02/15/2038 (Callable 08/15/2021)(Mandatory Tender Date 02/15/2022) (1)	200,000	202,494
2.250%, 02/15/2048 (Callable 02/15/2021)(Mandatory Tender Date 08/15/2021) (5)	275,000	275,965
City of Bowling Green OH,
5.000%, 06/01/2020 (ETM)	100,000	100,638
City of Huron OH,
3.125%, 12/01/2024	325,000	334,506
City of Lorain OH:
3.000%, 12/01/2021 (Insured by BAM)	110,000	112,554
3.000%, 12/01/2022 (Insured by BAM)	185,000	191,149
3.000%, 12/01/2023 (Insured by BAM)	185,000	192,696
3.000%, 12/01/2024 (Insured by BAM)	130,000	136,105
3.000%, 12/01/2025 (Insured by BAM)	135,000	141,657
3.000%, 12/01/2026 (Insured by BAM)	135,000	141,417
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	371,834
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	256,967
County of Franklin OH:
5.000%, 05/15/2027 (Callable 05/15/2023)	1,000,000	1,102,560
5.000%, 05/15/2030 (Callable 05/15/2023)	270,000	296,198
1.170%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	500,700
County of Holmes OH,
3.000%, 12/01/2022 (Callable 05/01/2020)(Insured by AGM)	190,000	190,562
County of Lorain OH,
4.000%, 12/01/2020	140,000	142,715
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,639,230
5.000%, 11/15/2025	2,500,000	2,865,050
County of Trumbull OH,
2.000%, 07/23/2020	500,000	501,200
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2020	225,000	227,263
2.200%, 06/01/2021 (Mandatory Tender Date 06/01/2020) (1)	665,000	665,805
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	300,000	301,212
3.000%, 12/01/2022	245,000	253,470
4.000%, 12/01/2023	310,000	335,324
4.000%, 12/01/2024	335,000	368,426
4.000%, 12/01/2025	335,000	373,696
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	140,958
4.000%, 12/01/2025 (Insured by BAM)	65,000	72,880
Field Local School District,
3.000%, 12/01/2023 (Callable 12/01/2020)(Insured by BAM)	235,000	237,113
Great Oaks Career Campuses Board of Education:
4.000%, 12/01/2020	700,000	712,957
4.000%, 12/01/2021	700,000	733,845
4.000%, 12/01/2022	400,000	428,428
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	164,743
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	53,154
Madison Local School District,
2.250%, 10/01/2020	565,000	567,893
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	169,269
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)	430,000	468,670
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2020	35,000	35,876
5.000%, 11/01/2023	580,000	644,937
5.000%, 03/01/2025	685,000	738,971
5.750%, 11/15/2040 (Pre-refunded to 05/15/2020)	1,530,000	1,538,293
Ohio Housing Finance Agency:
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	135,000	142,598
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	4,000,000	4,358,040
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,328,480
Oregon City School District,
0.000%, 12/01/2021	245,000	239,853
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	5,805,000	5,674,039
3.125%, 11/15/2023	360,000	359,565
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	27,702
0.150%, 01/15/2046 (Optional Put Date 04/01/2020) (1)	1,100,000	1,100,000
5.000%, 01/15/2050 (Mandatory Tender Date 01/15/2025) (1)	4,485,000	5,127,342
Toledo OH,
5.000%, 12/01/2022	150,000	163,174
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	170,000	172,745
Village of Bratenahl OH,
2.500%, 08/13/2020	1,650,000	1,655,989
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	102,199
4.000%, 12/01/2024 (Insured by AGM)	100,000	109,414
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	391,336
Total Ohio (Cost $44,495,789)		43,953,473	4.3%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	290,000	271,077
City of Midwest City OK:
3.000%, 06/01/2021	370,000	377,844
3.000%, 06/01/2023	485,000	507,805
Custer County Economic Development Authority:
4.000%, 12/01/2021	415,000	433,658
4.000%, 12/01/2023	450,000	489,272
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	108,096
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2023	385,000	400,535
Logan County Independent School District No. 1,
4.000%, 08/01/2020	25,000	25,229
Norman Regional Hospital Authority,
5.000%, 09/01/2020	50,000	50,668
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	404,141
Oklahoma Development Finance Authority:
4.000%, 08/01/2021	425,000	437,512
4.000%, 08/01/2022	535,000	551,644
5.000%, 08/01/2023	485,000	520,517
2.600%, 03/01/2024	1,000,000	966,980
5.000%, 08/01/2024	585,000	638,030
Oklahoma Housing Finance Agency:
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	725,000	725,000
2.375%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	175,000	175,808
1.600%, 07/01/2022 (Mandatory Tender Date 01/01/2022) (1)	850,000	850,527
Oklahoma Municipal Power Authority,
1.130%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	205,000	205,318
Oklahoma School Districts & County Revenue Anticipation Program,
1.850%, 06/28/2020 (Insured by ST AID)	435,000	435,218
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	833,408
Texas County Development Authority,
4.000%, 12/01/2023	675,000	733,151
Tulsa County Industrial Authority:
5.000%, 09/01/2024	400,000	459,836
7.125%, 11/01/2030 (Pre-refunded to 05/01/2020)	1,000,000	1,004,170
Total Oklahoma (Cost $11,617,885)		11,605,444	1.1%

Oregon
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	101,242
Oregon State Facilities Authority,
6.375%, 09/01/2040 (Pre-refunded to 09/01/2020) (3)	1,000,000	1,020,950
Port of Morrow OR,
4.000%, 06/01/2026 (Callable 05/01/2020)	220,000	220,429
State of Oregon:
4.000%, 05/01/2023	500,000	542,975
4.000%, 12/01/2048 (Callable 12/01/2026)	885,000	939,188
State of Oregon Housing & Community Services Department:
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,455,000	2,464,501
3.500%, 07/01/2032 (Callable 07/01/2026)	3,325,000	3,535,506
3.875%, 01/01/2033 (Callable 07/01/2024)	335,000	356,671
3.500%, 07/01/2036 (Callable 01/01/2025)	115,000	119,149
4.500%, 01/01/2049 (Callable 07/01/2027)	1,435,000	1,551,881
4.500%, 07/01/2049 (Callable 07/01/2027)	445,000	483,279
Total Oregon (Cost $11,219,803)		11,335,771	1.1%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 05/01/2020)(Insured by ST AID)	195,000	195,074
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	252,810
Allegheny County Hospital Development Authority:
5.000%, 07/15/2021	2,525,000	2,651,705
4.125%, 10/15/2026 (Callable 10/15/2021)	55,000	57,172
Berks County Municipal Authority:
5.000%, 02/01/2024	435,000	489,679
5.000%, 02/01/2025	465,000	536,666
5.000%, 02/01/2040 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025) (1)	1,000,000	1,109,430
Blacklick Valley School District:
5.000%, 11/15/2020 (Insured by MAC)	130,000	132,956
5.000%, 11/15/2021 (Insured by MAC)	170,000	179,763
5.000%, 11/15/2022 (Insured by MAC)	175,000	190,881
5.000%, 11/15/2023 (Insured by MAC)	190,000	213,340
5.000%, 11/15/2024 (Insured by MAC)	200,000	230,538
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	280,534
4.000%, 09/01/2023 (Insured by AGM)	315,000	340,377
4.000%, 09/01/2024 (Insured by AGM)	100,000	110,162
Bristol Township School District,
5.000%, 06/01/2020	780,000	784,742
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by MAC)	100,000	108,056
4.000%, 09/01/2024 (Insured by MAC)	140,000	154,290
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by MAC)	100,000	109,677
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by MAC)	150,000	164,414
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by MAC)	130,000	142,282
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by MAC)	165,000	180,294
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by MAC)	170,000	185,507
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by MAC)	175,000	190,785
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by MAC)	375,000	407,400
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	105,593
4.000%, 09/01/2023 (Insured by BAM)	155,000	166,898
4.000%, 09/01/2024 (Insured by BAM)	220,000	240,979
Catholic Health Initiatives,
4.000%, 05/15/2022 (Pre-refunded to 05/15/2021)(Insured by ST AID)	50,000	51,574
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	55,010
Central Bradford Progress Authority,
5.000%, 12/01/2026 (Pre-refunded to 12/01/2021)	415,000	441,108
Chester County Health & Education Facilities Authority:
5.000%, 05/15/2031 (Pre-refunded to 05/15/2020)	65,000	65,247
5.000%, 05/15/2040 (Pre-refunded to 05/15/2020)	70,000	70,266
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	166,135
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	282,927
5.000%, 06/01/2023	225,000	250,103
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 05/01/2020)	175,000	175,319
County of Allegheny PA,
1.740%, 11/01/2026 (3 Month LIBOR USD + 0.550%) (Callable 05/01/2020)(Insured by AGM) (2)	745,000	736,395
County of Lackawanna PA,
3.000%, 03/15/2021 (Insured by BAM)	215,000	218,470
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	127,332
4.000%, 11/01/2023 (Insured by BAM)	395,000	427,868
Crawford Central School District:
4.000%, 02/15/2022 (Insured by BAM)	275,000	288,769
4.000%, 02/15/2024 (Insured by BAM)	1,505,000	1,637,982
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,718,151
Delaware County Authority,
4.000%, 06/01/2020	390,000	390,160
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	468,754
Eastern York School District,
2.250%, 09/01/2025 (Callable 05/01/2020)(Insured by BAM)	685,000	685,260
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)(Insured by ST AID)	1,150,000	1,260,308
Elizabeth Forward School District,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	250,000	242,303
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to 12/01/2022)(Insured by AGM)	385,000	413,278
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2022 (Insured by BAM)	255,000	268,765
4.000%, 05/15/2023 (Insured by BAM)	460,000	495,314
4.000%, 05/15/2024 (Insured by BAM)	325,000	357,767
4.000%, 05/15/2025 (Insured by BAM)	255,000	285,577
Hamburg Area School District,
4.000%, 04/01/2024 (Insured by ST AID)	845,000	924,405
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	474,557
Indiana County Industrial Development Authority,
1.450%, 09/01/2020 (Callable 05/01/2020)	2,505,000	2,492,024
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	38,099
Lancaster Industrial Development Authority,
5.000%, 05/01/2022 (ETM)	45,000	47,975
Lycoming County Authority:
2.000%, 11/01/2035 (Mandatory Tender Date 11/01/2022) (1)	1,000,000	1,000,000
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,353,416
Meyersdale Area School District:
3.000%, 05/01/2020 (Insured by BAM)	440,000	440,594
3.000%, 05/01/2021 (Insured by BAM)	545,000	554,848
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	1,690,000	1,702,709
Montgomery County Industrial Development Authority:
4.000%, 12/01/2021	100,000	102,278
4.000%, 12/01/2022	90,000	93,038
4.000%, 12/01/2023	125,000	130,449
4.000%, 12/01/2024	100,000	105,292
4.000%, 12/01/2025	140,000	148,117
2.600%, 03/01/2034 (Mandatory Tender Date 09/01/2020) (1)	260,000	260,861
North East School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	445,000	446,188
North Penn Water Authority:
0.900%, 11/01/2020 (SIFMA Municipal Swap Index + 0.160%) (2)	640,000	639,929
1.300%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%) (Callable 11/01/2023) (2)	845,000	846,158
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	251,661
Northampton County General Purpose Authority,
1.730%, 08/15/2048 (1 Month LIBOR USD + 1.040%) (Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	74,696
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	396,673
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)	400,000	465,944
Pennsylvania Economic Development Financing Authority,
2.800%, 12/01/2033 (Mandatory Tender Date 12/01/2021) (1)	220,000	223,007
Pennsylvania Higher Educational Facilities Authority:
5.000%, 10/01/2020 (ETM)	355,000	360,084
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	185,000	194,855
2.850%, 05/01/2034 (Mandatory Tender Date 05/01/2021) (1)	510,000	514,768
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	2,500,000	2,529,900
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	157,113
4.000%, 10/01/2046 (Callable 04/01/2026)	165,000	174,651
4.000%, 10/01/2049 (Callable 10/01/2028)	6,000,000	6,414,780
Pennsylvania Turnpike Commission:
1.620%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%) (Callable 06/01/2020) (2)	420,000	418,303
1.720%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%) (Callable 06/01/2021) (2)	915,000	922,073
5.000%, 12/01/2022	50,000	54,666
0.000%, 12/01/2023	50,000	47,386
5.450%, 12/01/2035 (Pre-refunded to 12/01/2020)(Insured by AGM) (5)	40,000	41,112
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	491,956
Pittsburgh Water & Sewer Authority,
1.390%, 09/01/2040 (1 Month LIBOR USD + 0.640%) (Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(Insured by AGM) (2)	750,000	750,075
Quakertown Community School District,
2.150%, 08/01/2025 (Callable 02/01/2021)(Insured by ST AID)	1,090,000	1,094,905
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	171,677
4.000%, 04/01/2023 (Insured by BAM)	565,000	606,234
5.000%, 04/01/2023 (Insured by BAM)	750,000	826,635
4.000%, 04/01/2024 (Insured by BAM)	615,000	672,792
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,548,282
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	25,781
3.000%, 05/15/2024 (Insured by BAM)	25,000	26,443
Sayre Health Care Facilities Authority,
1.839%, 12/01/2024 (3 Month LIBOR USD + 0.780%) (Callable 05/01/2020) (2)	55,000	54,852
School District of Philadelphia:
5.000%, 06/01/2024	320,000	357,581
5.000%, 09/01/2025 (Insured by ST AID)	500,000	591,125
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,199,770
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	112,993
School District of the City of Erie:
5.000%, 04/01/2023	265,000	291,670
5.000%, 04/01/2024	230,000	260,491
5.000%, 04/01/2024 (Insured by AGM)	250,000	283,142
Schuylkill Haven Area School District,
2.625%, 09/01/2026 (Callable 09/01/2020)(Insured by MAC)	1,115,000	1,118,992
Scranton School District,
1.519%, 04/01/2031 (1 Month LIBOR USD + 0.850%) (Callable 10/01/2020)(Mandatory Tender Date 04/01/2021)(Insured by ST AID) (2)	275,000	275,127
Sharpsville Area School District,
2.000%, 09/15/2020 (Callable 05/01/2020)(Insured by ST AID)	1,020,000	1,020,551
Steel Valley School District:
3.000%, 11/01/2021 (Insured by BAM)	100,000	101,547
4.000%, 11/01/2022 (Insured by BAM)	190,000	201,164
4.000%, 11/01/2024 (Insured by BAM)	260,000	285,163
4.000%, 11/01/2024 (Insured by BAM)	50,000	54,839
4.000%, 11/01/2025 (Insured by BAM)	270,000	300,192
4.000%, 11/01/2025 (Insured by BAM)	50,000	55,591
4.000%, 11/01/2026 (Insured by BAM)	280,000	314,454
Susquenita School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by MAC)	300,000	300,726
Township of Hampton PA,
5.900%, 02/01/2023	125,000	139,246
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	230,042
University of Pittsburgh-of the Commonwealth System of Higher Education:
0.980%, 09/15/2021 (SIFMA Municipal Swap Index + 0.240%) (Callable 03/15/2021) (2)	100,000	98,957
1.100%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%) (Callable 08/15/2023) (2)	2,500,000	2,500,325
Urban Redevelopment Authority of Pittsburgh,
2.250%, 12/01/2020 (Callable 04/21/2020)(Mandatory Tender Date 06/01/2020) (1)	605,000	605,212
Washington County Industrial Development Authority,
4.000%, 11/01/2020 (Pre-refunded to 05/01/2020)	80,000	80,165
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	201,784
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)	200,000	189,862
Wilkinsburg School District,
3.000%, 05/15/2020 (Insured by AGM)	110,000	110,178
Wyalusing Area School District,
2.000%, 04/01/2020 (Insured by AGM)	280,000	280,000
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,450,066
Total Pennsylvania (Cost $69,676,351)		69,815,342	6.8%

Puerto Rico
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	26,884
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	325,000	347,065
6.000%, 08/01/2026 (ETM)(Insured by AGC)	375,000	473,951
Puerto Rico Sales Tax Financing Corp.,
0.000%, 07/01/2024	1,376,000	1,178,200
Total Puerto Rico (Cost $1,984,833)		2,026,100	0.2%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	270,000	277,015
Providence Redevelopment Agency,
5.000%, 04/01/2020	1,255,000	1,255,000
Rhode Island Housing & Mortgage Finance Corp.:
3.500%, 10/01/2046 (Callable 04/01/2025)	40,000	41,122
3.750%, 10/01/2049 (Callable 04/01/2029)	2,250,000	2,429,302
Total Rhode Island (Cost $4,014,228)		4,002,439	0.4%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	318,103
5.000%, 09/01/2024 (Insured by BAM)	280,000	320,852
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	101,888
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	354,547
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,020,000	1,089,442
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,095,000	1,308,109
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	185,000	215,921
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029 (Callable 12/01/2020)(Insured by AGM)	100,000	101,401
South Carolina Jobs-Economic Development Authority:
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	124,655
6.000%, 08/01/2031 (Pre-refunded to 08/01/2021)(Insured by AGM)	125,000	133,118
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,570,000	1,682,082
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	190,000	201,073
4.500%, 07/01/2048 (Callable 07/01/2027)	510,000	552,473
4.000%, 01/01/2050 (Callable 07/01/2028)	2,380,000	2,599,626
Total South Carolina (Cost $8,971,831)		9,103,290	0.9%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 05/01/2020)	255,000	255,171
City of Rapid City SD,
5.000%, 12/01/2025	310,000	346,815
Total South Dakota (Cost $617,479)		601,986	0.1%

Tennessee
City of Jackson TN:
5.000%, 04/01/2024	250,000	283,975
5.000%, 04/01/2027 (Callable 04/01/2025)	665,000	773,854
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	193,094
County of Hardin TN:
5.000%, 06/01/2020 (Insured by AGM)	1,080,000	1,086,750
5.000%, 06/01/2021 (Insured by AGM)	1,420,000	1,482,835
5.000%, 06/01/2022 (Insured by AGM)	1,465,000	1,585,262
County of Shelby TN,
5.000%, 04/01/2020	200,000	200,000
Franklin County Health & Educational Facilities Board,
2.400%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	200,000	201,024
Greeneville Health & Educational Facilities Board,
1.450%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	1,920,000	1,912,454
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	361,667
Knox County Health Educational & Housing Facility Board:
1.500%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	650,000	650,091
5.000%, 11/15/2022	250,000	273,567
Memphis Health Educational & Housing Facility Board,
6.750%, 12/01/2046 (Pre-refunded to 06/01/2021)	875,000	927,509
Nashville & Davidson County Metropolitan Government:
1.300%, 12/01/2020	5,000,000	4,994,400
2.050%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	150,000	150,000
2.100%, 04/01/2021 (Mandatory Tender Date 10/01/2020) (1)	250,000	250,802
0.000%, 06/01/2021 (ETM)	30,000	29,565
1.875%, 07/01/2021 (Mandatory Tender Date 07/01/2020) (1)	100,000	100,046
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	860,000	858,899
Tennessee Energy Acquisition Corp.,
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	330,000	342,976
Tennessee Housing Development Agency:
4.000%, 07/01/2025 (Callable 01/01/2021)	160,000	162,744
3.050%, 07/01/2029 (Callable 07/01/2024)	140,000	145,478
3.600%, 01/01/2031 (Callable 01/01/2023)	1,640,000	1,698,728
3.850%, 07/01/2032 (Callable 01/01/2025)	1,740,000	1,868,534
4.000%, 07/01/2039 (Callable 01/01/2024)	975,000	1,013,415
4.200%, 07/01/2042 (Callable 01/01/2022)	375,000	383,539
4.000%, 01/01/2043 (Callable 07/01/2027)	825,000	880,308
3.800%, 07/01/2043 (Callable 01/01/2022)	205,000	209,672
4.000%, 01/01/2046 (Callable 01/01/2025)	35,000	36,856
3.750%, 01/01/2050 (Callable 01/01/2029)	1,085,000	1,176,498
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	289,128
Total Tennessee (Cost $24,378,713)		24,523,670	2.4%

Texas
Alamito Public Facility Corp.,
2.250%, 06/01/2021 (Mandatory Tender Date 06/01/2020) (1)	200,000	200,216
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	300,000	298,359
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2021 (PSF Guaranteed)	1,290,000	1,356,370
5.000%, 08/15/2021 (PSF Guaranteed)	375,000	394,294
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	380,240
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	363,984
5.000%, 08/15/2024 (PSF Guaranteed)	535,000	616,480
5.000%, 08/15/2025 (PSF Guaranteed)	30,000	35,563
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	228,466
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	525,260
Bay Colony West Municipal Utility District,
2.000%, 10/01/2020 (Insured by NATL)	175,000	175,597
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	117,522
Bexar County Health Facilities Development Corp.,
6.200%, 07/01/2045 (Pre-refunded to 07/01/2020)	225,000	227,432
Boerne Public Facilities Corp.,
2.750%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	265,000	270,162
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by MAC)	175,000	188,743
Brazoria-Fort Bend County Municipal Utility District No. 1,
2.000%, 09/01/2020 (Insured by BAM)	955,000	957,703
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)(Mandatory Tender Date 09/01/2022) (1)	1,215,000	1,223,481
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	405,000	430,653
5.000%, 01/01/2045 (Callable 07/01/2020)(Mandatory Tender Date 01/07/2021) (1)	255,000	257,198
Central Texas Turnpike System:
5.000%, 08/15/2023	180,000	191,801
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	660,604
5.000%, 08/15/2027	205,000	219,524
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	965,000	965,000
Cibolo Canyons Special Improvement District:
5.000%, 08/15/2021 (Insured by AGM)	65,000	68,198
5.000%, 08/15/2022 (Insured by AGM)	365,000	392,977
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	77,706
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	747,649
City of Austin TX,
5.000%, 11/15/2020 (ETM)	455,000	465,834
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	136,049
City of Dallas Housing Finance Corp.,
1.500%, 04/01/2023 (Mandatory Tender Date 04/01/2022) (1)	1,825,000	1,821,058
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	510,000	576,774
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	166,420
4.000%, 07/15/2023 (Insured by BAM)	50,000	53,701
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	232,834
3.000%, 08/01/2023 (Insured by BAM)	230,000	240,509
3.000%, 08/01/2024 (Insured by BAM)	240,000	253,654
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	84,604
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	1,066,414
0.000%, 12/01/2025 (ETM)(Insured by AGM)	375,000	347,287
0.964%, 05/15/2034 (1 Month LIBOR USD + 0.360%) (Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	975,000	972,797
City of Madisonville TX,
4.000%, 08/15/2026 (Callable 08/15/2020)(Insured by AGM)	295,000	297,572
City of Mission TX,
3.500%, 02/15/2027 (Callable 02/15/2021)(Insured by AGM)	110,000	111,618
City of Round Rock TX:
4.000%, 12/01/2023	30,000	32,562
4.000%, 12/01/2024	250,000	276,838
City of Royse City TX,
4.000%, 08/15/2020 (Insured by AGM)	150,000	151,649
City of San Antonio TX:
2.000%, 02/01/2033 (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	100,401
3.000%, 12/01/2045 (Mandatory Tender Date 12/01/2020) (1)	960,000	971,443
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,055,000	1,079,909
City of Victoria TX,
4.000%, 08/15/2023 (Callable 08/15/2020)	410,000	413,928
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	131,550
1.350%, 02/15/2032 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	2,450,000	2,443,973
1.450%, 02/15/2035 (Mandatory Tender Date 08/14/2020)(PSF Guaranteed) (1)	315,000	314,823
2.150%, 02/15/2038 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	225,000	226,672
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	145,074
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	318,481
2.000%, 09/15/2023 (Insured by BAM)	335,000	339,285
2.000%, 09/15/2024 (Insured by BAM)	350,000	354,833
Corpus Christi Busines & Job Development Corp.,
5.000%, 09/01/2021	1,000,000	1,053,690
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	110,608
County of Archer TX,
4.000%, 02/15/2024	350,000	381,066
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	840,000	1,013,964
County of Harris TX:
5.000%, 10/01/2028 (Pre-refunded to 10/01/2021)	135,000	142,756
5.000%, 08/15/2030 (Callable 08/15/2022)	1,430,000	1,550,749
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	278,148
County of Randall TX,
4.200%, 08/01/2029 (Callable 08/01/2020)	885,000	893,142
County of Winkler TX,
2.000%, 02/15/2025	250,000	237,753
Cypress-Fairbanks Independent School District,
2.125%, 02/15/2040 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	100,000	100,709
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,074,865
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	190,000	227,702
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	45,000	48,238
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	305,000	326,945
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	740,000	793,243
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	745,000	791,167
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,500,000	1,809,045
Deer Park Independent School District,
1.550%, 10/01/2042 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)	3,000,000	2,999,250
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	293,868
Denton Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,580,000	1,609,420
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	146,515
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)	325,000	357,321
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	364,230
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	190,067
4.000%, 09/01/2023 (Insured by BAM)	190,000	204,256
4.000%, 09/01/2024 (Insured by BAM)	200,000	218,626
Fort Bend County Municipal Utility District No. 23:
3.000%, 09/01/2020 (Insured by BAM)	300,000	302,331
3.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	340,000	342,234
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by BAM)	345,000	347,128
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	545,895
Fort Bend County Municipal Utility District No. 48,
2.000%, 10/01/2020 (Insured by BAM)	125,000	125,426
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	133,232
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 09/01/2020)(Insured by AGM)	440,000	442,165
Fort Bend Independent School District:
1.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,125,000	1,123,515
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	150,000	150,360
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	130,000	152,443
Goose Creek Consolidated Independent School District,
3.000%, 10/01/2049 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)	3,500,000	3,524,185
Grand Parkway Transportation Corp.,
5.000%, 02/01/2023	565,000	613,782
Harris County Cultural Education Facilities Finance Corp.,
1.541%, 10/01/2045 (1 Month LIBOR USD + 0.850%) (Callable 04/01/2020)(Mandatory Tender Date 06/01/2020) (2)	300,000	299,820
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	1,010,000	1,208,566
5.750%, 07/01/2027 (ETM)	4,350,000	5,198,032
Harris County Municipal Utility District No. 109,
4.000%, 10/01/2027 (Callable 10/01/2021)(Insured by BAM)	460,000	476,141
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 08/01/2020)(Insured by AGM)	350,000	351,806
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	106,157
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	470,552
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by MAC)	370,000	397,761
4.000%, 09/01/2024 (Insured by MAC)	135,000	147,693
Harris County Municipal Utility District No. 285,
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by AGM)	185,000	186,110
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	237,134
Harris County Municipal Utility District No. 433,
4.000%, 09/01/2020 (Insured by BAM)	100,000	101,126
Harris County Municipal Utility District No. 5,
4.000%, 09/01/2024 (Callable 05/01/2020)(Insured by AGM)	200,000	200,392
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	90,072
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	105,052
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	110,280
Houston Independent School District,
1.450%, 06/01/2035 (Mandatory Tender Date 06/01/2020)(PSF Guaranteed) (1)	750,000	750,030
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	139,217
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	295,820
Lake Travis Independent School District:
2.280%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	169,999	174,623
2.280%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	705,000	717,986
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	95,000	97,584
Lamar Consolidated Independent School District,
1.950%, 08/15/2047 (Mandatory Tender Date 08/17/2020)(PSF Guaranteed) (1)	850,000	851,096
Leander Independent School District:
0.000%, 08/15/2023 (Pre-refunded to 08/15/2020)(PSF Guaranteed)	40,000	34,404
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	30,339
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	57,182
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	15,000	7,895
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	50,605
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	21,283
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,790,000	766,675
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	130,000	55,333
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,325,000	548,259
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,075,000	3,291,047
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	165,426
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	19,386
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	210,000	82,667
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	14,977
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	304,798
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	890,000	252,377
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	440,000	509,648
Lone Oak Independent School District,
4.500%, 08/15/2020 (PSF Guaranteed)	150,000	151,896
Longview Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	125,000	142,734
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	125,000	134,348
4.750%, 01/01/2028 (ETM)(Insured by AGM)	375,000	426,592
5.000%, 05/15/2028 (Callable 05/15/2022)	495,000	530,620
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	122,168
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	3,790,000	3,834,684
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,000,000	1,018,620
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	568,338
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	207,322
3.000%, 10/01/2024 (Insured by BAM)	215,000	228,130
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2020 (Insured by BAM)	350,000	350,000
4.000%, 04/01/2021 (Insured by BAM)	250,000	256,640
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	119,832
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	150,000	171,157
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	117,367
3.000%, 02/15/2050 (Mandatory Tender Date 08/15/2021)(PSF Guaranteed) (1)	230,000	234,342
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 04/01/2020	50,000	50,000
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	95,000	92,111
4.000%, 06/15/2024	50,000	54,857
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	290,001
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	804,328
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	550,000	625,273
North East Independent School District:
1.420%, 08/01/2040 (Callable 08/01/2020)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	2,262,000	2,256,639
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,225,000	1,255,429
North Texas Education Finance Corp.,
5.250%, 12/01/2047 (Pre-refunded to 06/01/2022)	1,600,000	1,729,024
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	26,633
5.250%, 09/01/2026 (Pre-refunded to 09/01/2021)	3,055,000	3,231,457
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	431,122
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 12/01/2020)(Insured by AGM)	100,000	91,850
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	119,855
1.750%, 06/01/2032 (Callable 04/21/2020)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,220,000	1,212,033
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed) (1)	1,045,000	1,049,797
1.450%, 06/01/2047 (Mandatory Tender Date 06/01/2020)(PSF Guaranteed) (1)	2,185,000	2,184,432
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,075,000	3,056,642
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	26,529
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2021 (Insured by AGM)	95,000	95,969
2.000%, 10/01/2022 (Insured by AGM)	105,000	106,023
2.000%, 10/01/2023 (Insured by AGM)	105,000	106,286
3.000%, 10/01/2024 (Insured by AGM)	110,000	115,738
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)(Insured by AGM)	190,000	199,927
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	223,068
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	153,603
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	151,674
Panhandle Regional Housing Finance Agency,
2.000%, 05/01/2021 (Mandatory Tender Date 05/01/2020) (1)	2,600,000	2,600,936
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by MAC)	160,000	168,601
4.000%, 08/15/2023 (Insured by MAC)	130,000	139,412
4.000%, 08/15/2024 (Insured by MAC)	180,000	195,896
Pearland Independent School District,
5.000%, 02/15/2027 (Callable 02/15/2021)(PSF Guaranteed)	150,000	154,900
Plains Independent School District,
4.000%, 08/15/2023 (Callable 08/15/2020)(PSF Guaranteed)	340,000	343,152
Poteet Independent School District,
3.000%, 08/15/2021 (PSF Guaranteed)	235,000	241,181
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	114,146
Red River Authority,
4.450%, 06/01/2020 (Insured by NATL)	250,000	251,080
Red River Education Finance Corp.:
3.000%, 06/01/2022	655,000	660,777
5.000%, 06/01/2022	880,000	924,563
Remington Municipal Utility District No. 1:
3.000%, 09/01/2021 (Insured by AGM)	415,000	424,910
3.000%, 09/01/2022 (Insured by AGM)	100,000	103,236
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	961,690
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,202,157
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2020)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,345,000	1,343,225
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	25,918
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,500,000	1,498,155
San Antonio Water System:
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	645,000	648,502
2.625%, 05/01/2049 (Mandatory Tender Date 05/01/2024) (1)	200,000	207,362
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	113,861
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	105,000	106,466
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	110,479
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,136,990
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	397,506
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	107,996
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	154,945
3.000%, 10/01/2023 (Insured by AGM)	145,000	152,494
State of Texas:
5.000%, 08/01/2020	400,000	405,084
1.850%, 08/01/2029 (Callable 08/01/2020)(Optional Put Date 08/01/2022) (1)	600,000	600,204
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2024	175,000	196,238
5.000%, 10/01/2025 (Callable 10/01/2023)	2,110,000	2,364,002
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	852,816
Texas City Industrial Development Corp.,
7.375%, 10/01/2020	200,000	204,848
Texas Department of Housing & Community Affairs:
2.230%, 05/01/2021 (Mandatory Tender Date 05/01/2020) (1)	2,720,000	2,721,605
4.050%, 07/01/2026 (Callable 01/01/2021)(Insured by GNMA)	425,000	431,409
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	670,000	736,337
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2021	120,000	125,582
6.250%, 12/15/2026	3,065,000	3,375,577
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	144,652
5.000%, 12/15/2022	150,000	157,451
5.000%, 12/15/2023 (Callable 12/15/2022)	225,000	236,342
5.000%, 12/15/2029 (Callable 12/15/2022)	1,425,000	1,479,592
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	965,000	1,053,452
Texas State Public Finance Authority Charter School Finance Corp.,
7.250%, 08/15/2041 (Pre-refunded to 08/15/2021) (5)	450,000	486,086
Texas Transportation Commission State Highway Fund:
5.000%, 10/01/2022	2,000,000	2,186,900
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	910,000	942,050
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2021	185,000	186,739
4.000%, 08/15/2022	450,000	456,390
4.000%, 08/15/2023	470,000	478,441
4.000%, 08/15/2024	185,000	188,937
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	190,813
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	299,129
Travis County Health Facilities Development Corp.:
7.000%, 01/01/2032 (Pre-refunded to 01/01/2021)	150,000	156,426
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	485,000	506,224
Travis County Housing Finance Corp.,
2.000%, 04/01/2021 (Mandatory Tender Date 04/01/2020) (1)	1,605,000	1,605,000
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	55,000	57,939
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	210,832
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	57,777
4.000%, 12/01/2024 (Insured by BAM)	425,000	468,609
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	482,663
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	366,768
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	460,000	505,250
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	520,163
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	495,000	540,441
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	455,000	496,346
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	685,000	739,930
West Harris County Municipal Utility District No. 17:
0.000%, 09/01/2021 (Insured by AGM)	60,000	58,677
3.000%, 09/01/2023 (Insured by AGM)	360,000	375,005
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	46,484
3.500%, 09/01/2023 (Insured by AGM)	125,000	133,690
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2023)(PSF Guaranteed)	1,995,000	2,195,338
5.000%, 02/15/2027 (Callable 02/15/2023)(PSF Guaranteed)	500,000	549,765
Total Texas (Cost $145,687,639)		146,064,747	14.3%

Utah
County of Utah UT,
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	250,000	285,740
Utah Charter School Finance Authority:
5.000%, 04/15/2020 (Insured by UT CSCE)	140,000	140,188
5.000%, 04/15/2021 (Insured by UT CSCE)	110,000	114,221
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	262,012
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	117,480
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	175,901
5.000%, 04/15/2024 (Insured by UT CSCE)	170,000	192,171
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	406,624
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	156,619
5.000%, 04/15/2026 (Insured by UT CSCE)	125,000	148,525
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	485,000	452,069
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	250,000	251,075
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	65,000	68,577
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	194,222
4.000%, 10/15/2024	190,000	208,574
4.000%, 10/15/2025	100,000	111,329
Total Utah (Cost $3,298,219)		3,285,327	0.3%

Vermont
City of Burlington VT,
5.000%, 07/01/2023 (Pre-refunded to 07/01/2021)	25,000	26,166
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 05/01/2020)	350,000	349,877
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	75,000	79,108
4.000%, 11/01/2048 (Callable 05/01/2027)	1,380,000	1,468,761
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,515,000	2,769,342
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,525,000	1,653,344
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	404,480
Total Vermont (Cost $6,755,207)		6,751,078	0.7%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020 (3)	100,000	100,631
Total Virgin Islands (Cost $101,209)		100,631	0.0%

Virginia
Chesapeake Bay Bridge & Tunnel District,
5.000%, 11/01/2023	1,000,000	1,087,060
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	235,000	249,756
Fairfax County Redevelopment & Housing Authority,
2.210%, 02/01/2021 (Mandatory Tender Date 08/01/2020) (1)	1,650,000	1,654,092
Henry County Industrial Development Authority,
2.000%, 11/01/2023 (Callable 11/01/2021)	3,250,000	3,282,435
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041 (Pre-refunded to 02/01/2021)(Insured by ST AID)	30,000	31,044
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041 (Pre-refunded to 07/01/2021)	105,000	109,786
Virginia Resources Authority,
4.250%, 11/01/2040 (Pre-refunded to 11/01/2020)	45,000	45,799
Wise County Industrial Development Authority,
2.150%, 10/01/2040 (Mandatory Tender Date 09/01/2020) (1)	170,000	169,655
Total Virginia (Cost $6,651,771)		6,629,627	0.7%

Washington
Central Puget Sound Regional Transit Authority,
1.190%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%) (Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	99,296
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	279,513
4.000%, 05/01/2026 (Callable 05/01/2023)	400,000	428,776
5.000%, 05/01/2026 (Insured by BAM)	410,000	492,910
City of Port Angeles WA,
4.000%, 11/01/2024 (Callable 05/01/2020)(Insured by AGC)	105,000	105,234
City of Richland WA,
4.000%, 11/01/2026 (Insured by BAM)	210,000	243,134
City of Yakima WA,
3.000%, 06/01/2021	560,000	571,872
King County Housing Authority:
2.200%, 05/01/2021	1,000,000	1,008,950
3.500%, 05/01/2021	300,000	306,852
4.000%, 01/01/2022	100,000	104,288
3.500%, 05/01/2022	350,000	364,693
5.000%, 11/01/2026	810,000	977,127
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2021	605,000	618,788
5.000%, 01/01/2022	635,000	668,058
5.000%, 01/01/2023	665,000	717,854
5.000%, 01/01/2024	700,000	773,780
5.000%, 01/01/2025	735,000	829,962
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	718,585
Spokane Public Facilities District,
5.000%, 12/01/2028 (Callable 06/01/2023)	450,000	488,822
State of Washington,
5.000%, 07/01/2024 (Callable 07/01/2022)	250,000	270,818
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 12/01/2021)	1,780,000	1,774,108
Washington Health Care Facilities Authority:
1.740%, 01/01/2035 (SIFMA Municipal Swap Index + 1.000%) (Callable 07/05/2020)(Mandatory Tender Date 01/01/2021) (2)	50,000	50,095
1.678%, 01/01/2042 (1 Month LIBOR USD + 1.100%) (Callable 01/01/2022)(Mandatory Tender Date 07/01/2022) (2)	500,000	501,985
5.000%, 10/01/2042 (Mandatory Tender Date 10/01/2021) (1)	120,000	126,030
Total Washington (Cost $12,537,767)		12,521,530	1.2%

West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	100,000	104,163
Roane County Building Commission,
2.550%, 11/01/2021 (Callable 11/01/2020)	2,000,000	2,006,440
West Virginia Economic Development Authority,
2.625%, 12/01/2042 (Mandatory Tender Date 06/01/2022) (1)	175,000	176,200
Total West Virginia (Cost $2,282,295)		2,286,803	0.2%

Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 05/01/2020)	110,000	110,054
Bloomer School District,
2.750%, 10/01/2021 (Callable 04/01/2020)(Insured by AGM)	500,000	500,000
City of Antigo WI,
2.000%, 06/01/2022	75,000	75,976
City of Greenfield WI,
2.000%, 02/01/2025 (Callable 05/01/2020)	450,000	450,157
City of Hartford WI,
2.250%, 05/01/2020	150,000	150,130
City of Kaukauna WI Sanitary Sewer System Revenue,
2.625%, 09/01/2024 (Callable 09/01/2022)	270,000	275,200
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 05/01/2020)	150,000	150,336
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	159,876
City of Menomonie WI,
3.000%, 12/01/2024	415,000	437,717
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	133,843
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 05/01/2021)	825,000	830,445
City of Waupun WI,
2.700%, 12/01/2024 (Callable 12/01/2021)	250,000	254,115
City of West Allis WI,
2.375%, 04/01/2023 (Callable 05/01/2020)	100,000	100,073
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	218,076
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	93,818
Greendale School District,
2.700%, 03/01/2026 (Callable 03/01/2022)	500,000	509,835
Hilbert School District,
4.000%, 04/01/2027 (Callable 04/01/2025)	250,000	279,722
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	662,578
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	163,116
Public Finance Authority:
4.000%, 10/01/2020	200,000	202,068
4.000%, 12/01/2020 (3)	350,000	350,644
5.000%, 06/15/2021	140,000	144,929
4.000%, 10/01/2021	200,000	205,960
5.000%, 10/01/2022 (3)	2,000,000	2,107,860
5.000%, 06/15/2023	395,000	423,511
5.000%, 10/01/2023 (3)	2,000,000	2,145,740
5.000%, 10/01/2024 (3)	1,605,000	1,750,558
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,050,000	1,191,162
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,265,000	1,445,250
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 05/01/2020)	40,000	40,030
Southeast Wisconsin Professional Baseball Park District:
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	29,390
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	89,050
State of Wisconsin:
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	67,049
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	156,755
Town of Delavan WI,
4.500%, 03/01/2024	130,000	144,851
Town of Grand Chute WI,
3.000%, 11/01/2020 (Callable 05/01/2020)	235,000	235,355
Town of St. Joseph WI:
3.000%, 12/01/2023 (Insured by MAC)	450,000	473,301
3.000%, 12/01/2024 (Insured by MAC)	370,000	393,673
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/01/2021)	100,000	102,184
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	359,262
Village of Holmen WI,
4.000%, 10/01/2025	260,000	293,782
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 05/01/2020)	225,000	225,331
West Bend Joint School District No. 1,
2.000%, 04/01/2024 (Callable 04/01/2021)	535,000	538,670
Wisconsin Center District:
5.000%, 12/15/2020	100,000	102,693
5.000%, 12/15/2022	715,000	785,041
5.250%, 12/15/2023 (Insured by AGM)	75,000	81,402
5.000%, 12/15/2025	75,000	89,957
5.250%, 12/15/2027 (Insured by AGM)	120,000	143,439
Wisconsin Health & Educational Facilities Authority:
5.000%, 08/15/2020 (ETM)	55,000	55,792
5.000%, 11/01/2020	100,000	100,479
5.000%, 11/01/2021	110,000	111,412
4.500%, 12/15/2021 (Callable 06/15/2020)	200,000	201,262
5.875%, 02/15/2022 (Insured by BHAC)	90,000	95,858
5.000%, 03/01/2022	230,000	238,149
5.000%, 07/01/2022	185,000	199,891
4.000%, 09/15/2022	200,000	199,396
5.000%, 03/01/2023	300,000	315,351
5.000%, 06/01/2023 (Callable 06/01/2022)	350,000	375,333
5.250%, 08/15/2023 (Pre-refunded to 08/15/2020)	420,000	426,275
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	149,090
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	356,666
4.500%, 06/01/2025 (Pre-refunded to 06/01/2020)	500,000	502,210
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	757,970
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,504,483
4.000%, 09/15/2025 (Callable 09/15/2023)	300,000	295,518
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	197,012
5.000%, 11/01/2025	245,000	252,318
5.000%, 02/15/2026	1,000,000	1,141,540
2.250%, 11/01/2026 (Callable 11/01/2021)	1,250,000	1,172,912
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	185,000	200,958
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	560,000	628,130
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	425,000	484,322
5.000%, 11/15/2043 (Mandatory Tender Date 06/01/2020) (1)	365,000	366,909
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	305,000	318,792
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	425,000	450,623
1.600%, 11/01/2048 (Callable 11/01/2021)(Mandatory Tender Date 11/01/2022) (1)	430,000	429,523
4.250%, 03/01/2049 (Callable 09/01/2028)	950,000	1,037,182
Total Wisconsin (Cost $32,354,761)		32,439,320	3.2%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	1,270,000	1,331,608
3.750%, 12/01/2049 (Callable 12/01/2028)	2,020,000	2,142,533
Total Wyoming (Cost $3,495,828)		3,474,141	0.3%
Total Municipal Bonds (Cost $996,467,954)		997,812,368	97.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (4)	10,071,191	10,071,191
Total Short-Term Investment (Cost $10,071,191)		10,071,191	1.0%
Total Investments (Cost $1,006,539,145)		1,007,883,559	98.7%
Other Assets in Excess of Liabilities		13,598,820	1.3%
TOTAL NET ASSETS		$1,021,482,379	100.0%
Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $28,864,302, which represents 2.83% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$997,812,368	$–	$997,812,368
Total Long-Term Investments	–	997,812,368	–	997,812,368
Short-Term Investment
Money Market Mutual Fund	10,071,191	–	–	10,071,191
Total Short-Term Investment	10,071,191	–	–	10,071,191
Total Investments	$10,071,191	$997,812,368	$–	$1,007,883,559

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.